MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.





FUND LOGO






Annual Report

October 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863




DEAR SHAREHOLDER

Fiscal Year in Review
For the 12-month period ended October
31, 1996, Merrill Lynch Global Allocation
Fund, Inc.'s Class A, Class B, Class C
and Class D Shares had total returns
of +17.81%, +16.71%, +16.68% and
+17.59%, respectively. Throughout the
year the Fund's shares registered posi-
tive total returns for each fiscal quar-ter; returns from Class A Shares ranged from a low of +0.4% in the July quarter to a high of +7.8% in the January quar-ter. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete per-formance information, including average annual total returns, can be found on pages 3--7 of this report to shareholders.)

During the fiscal year, the Fund paid
two distributions from net investment
income in December 1995 and July 1996.
Since the Fund had capital gains, a
capital gains distribution also was made in December 1995.

For the fiscal year, total returns for the Fund's shares exceeded that of the unmanaged Reference Portfolio. For example, the Fund's Class A Shares outperformed the Reference Portfolio by 4.5 percentage points. As discussed in our July 31, 1996 report to share-holders, the total return of this bench-mark index is a weighted average of the total returns of two equity and two fixed-income indexes. As you can see in the "Recent Performance Results" table on page 5 of this report to share-holders, total returns for the Fund's shares for the fiscal year were greater than three of the four components of the Reference Portfolio: The Financial

Times/Standard & Poor's--Actuaries
World Index (Ex-US), the Merrill Lynch
Government Bond Index GA05 and the
Salomon Brothers World Government
Bond Index (Ex-US). However, the
Fund underperformed the unmanaged
Standard & Poor's 500 Composite Index,
which had a +24.07% total return for
the fiscal year. As we have noted in
prior reports to shareholders, the Fund
has tended to underperform US equity
indexes during strong bull markets
because of its broad diversification and significant fixed-income investments.

During the fiscal year, the Fund's per-
formance was helped by several strate-
gies. First, our large investments in
European government bonds benefited
total return as these markets were
strong performers during the fiscal
year. Especially noteworthy was the
strong performance of the so-called
non-core European bond markets, such
as Spain. We took advantage of the
appreciation of our European bond
investments and reduced or eliminated
holdings in several countries at a profit.

Our focus on US dollar-denominated
Latin American debt was also a positive
factor. After bottoming in early 1995,
these bond markets began to appreciate
in 1995 and into 1996. In addition to
significant capital appreciation, these
investments also provided a high cur-
rent yield. For example, our investment
in Republic of Argentina floating rate
notes provided a total return of approx-imately 38% over the course of the fiscal year. Many of these positions have been reduced at a profit.

Emphasizing US dollar-denominated
investments also helped performance
as the US currency strengthened. We
continue to hedge most of the Fund's
investments in the Japanese yen and
Deutschemark-bloc currencies back into
the US dollar.

Our investments in US financial stocks
were also helpful to the Fund's per-
formance, as reflected in the total
return for the S&P Bank Index, which
increased in excess of 45% for the fiscal year. Once again, we chose to accept profits and reduce holdings in a num-ber of our US financial stocks.

The two major factors that detracted
from the Fund's relative performance
were its high cash position and the
underweighting of US stocks. US equi-
ties comprise the largest portion of the Reference Portfolio, and they were the strongest performers for the fiscal year.

Portfolio Matters
During the quarter ended October 31,
1996, we made modest changes to the
Fund's portfolio. Equity investments
accounted for 32.9% of net assets at
October quarter-end, compared to 34.4%
at the end of the July quarter. (Equity
investments do not include convertible
bonds which represented 8.67% of net
assets at the end of October.) Fixed-
income investments made up 42.3% of
net assets at the end of October, com-
pared to 47.7% as of the end of July.
(Please refer to the "Summary of the
Fund's Overall Asset Mix" table on
pages 40 and 41 of this report to
shareholders.)

During the October quarter, we con-
tinued to reduce the Fund's percentage
exposure to US dollar-denominated
Latin American debt and US high-yield
corporate bonds. At the same time, we
increased investments in US Treasury
notes. Now that yield spreads have
decreased, we believe that the risk/
return tradeoff has moved toward favor-
ing US Treasury issues relative to
higher-risk investments such as high-
yield corporate bonds and US dollar-
denominated Latin American debt.

The Fund maintains its conservative
structure, with cash reserves represent-ing 23.7% of net assets as of October 31 compared to 17.9% at the end of the July quarter. We continue to find few relatively attractive new investment opportunities in the current environ-ment of high valuations, and plan to commit cash reserves to long-term investments as better opportunities become available.

In Conclusion
We thank you for your continued invest-
ment in Merrill Lynch Global Allocation
Fund, Inc., and we look forward to
serving your financial needs throughout
the Fund's new fiscal year and beyond.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President





(Bryan N. Ison)
Bryan N. Ison
Vice President and Portfolio Manager


December 3, 1996



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing
  1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automati-cally convert to Class D Shares after approximately 8 years.
  (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distri-bution fee).

None of the past results shown should be considered a repre-sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (continued)



Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Fund's
Class A and Class B Shares compared to growth of an investment in the Financial Times/Standard & Poor's--Actuaries World Index.
Beginning and ending values are:

                                        2/3/89**           10/96

ML Global Allocation Fund, Inc.++--
Class A Shares*                         $ 9,475           $26,271

ML Global Allocation Fund, Inc.++--
Class B Shares*                         $10,000           $25,629

Financial Times/Standard & Poor's
Actuaries World Index++++               $10,000           $18,495



                                       10/21/94**          10/96

ML Global Allocation Fund, Inc.++--
Class C Shares*                         $10,000           $13,253

ML Global Allocation Fund, Inc.++--
Class D Shares*                         $ 9,475           $12,760

Financial Times/Standard & Poor's
Actuaries World Index++++               $10,000           $12,564


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of Operations.
  ++ML Global Allocation Fund, Inc. invests in a portfolio of US and foreign issues, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
++++This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

Past performance is not predictive of future performance.




Average Annual
Total Return


                                  % Return Without    % Return With
                                    Sales Charge       Sales Charge**

Class A Shares*

Year Ended 9/30/96                     +16.00%            + 9.91%
Five Years Ended 9/30/96               +13.59             +12.37
Inception (2/3/89) through 9/30/96     +14.07             +13.27

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                      % Return           % Return
                                    Without CDSC        With CDSC**

Class B Shares*

Year Ended 9/30/96                     +14.81%            +10.81%
Five Years Ended 9/30/96               +12.43             +12.43
Inception (2/3/89) through 9/30/96     +12.91             +12.91

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                      % Return           % Return
                                    Without CDSC        With CDSC**

Class C Shares*

Year Ended 9/30/96                     +14.85%            +13.85%
Inception (10/21/94) through 9/30/96   +14.90             +14.90

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                  % Return Without    % Return With
                                    Sales Charge      Sales Charge**

Class D Shares*

Year Ended 9/30/96                     +15.70%            + 9.63%
Inception (10/21/94) through 9/30/96   +15.82             +12.65

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results
                                                                        Net Asset Value               Total Return
                                                                10/31/96    7/31/96    10/31/95  12-Month      3-Month
ML Global Allocation Fund, Inc. Class A Shares*                  $15.17     $14.36     $14.21    +17.81%(1)    + 5.64%(2)
ML Global Allocation Fund, Inc. Class B Shares*                   14.95      14.18      14.01    +16.71(3)     + 5.43(4)
ML Global Allocation Fund, Inc. Class C Shares*                   14.83      14.06      13.94    +16.68(5)     + 5.48(6)
ML Global Allocation Fund, Inc. Class D Shares*                   15.15      14.34      14.19    +17.59(7)     + 5.65(8)
US Stocks: Standard & Poor's 500 Index**                                                         +24.07        +10.85
Non-US Stocks: Financial Times/Standard & Poor's--
Actuaries World Index (Ex-US)***                                                                 +11.38        + 2.39
US Bonds: ML Government Index GA05****                                                           + 4.47        + 3.53
Non-US Bonds: Salomon Brothers World Government Bond Index (Ex-US)*****                          + 5.45        + 2.18

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
  ***An unmanaged capitalization-weighted index comprised of over 1,800 companies in
     24 countries, excluding the United States.
 ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $1.068 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.363 per share ordinary income dividends.
  (3)Percent change includes reinvestment of $0.922 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.294 per share ordinary income dividends.
  (5)Percent change includes reinvestment of $0.954 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.308 per share ordinary income dividends.
  (7)Percent change includes reinvestment of $1.038 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.349 per share ordinary income dividends.



PERFORMANCE DATA (concluded)

Performance
Summary--
Class A Shares
                           Net Asset Value    Capital Gains
Period Covered          Beginning    Ending    Distributed    Dividends Paid*  % Change**
2/3/89--12/31/89        $10.00       $10.76       $0.199         $0.484         +14.64%
1990                     10.76         9.89        0.237          0.854         + 1.88
1991                      9.89        11.05        0.196          1.409         +28.75
1992                     11.05        11.53        0.038          0.816         +12.19
1993                     11.53        13.23        0.194          0.508         +21.01
1994                     13.23        12.23        0.140          0.605         - 2.00
1995                     12.23        13.88        0.341          0.872         +23.72
1/1/96--10/31/96         13.88        15.17           --          0.363         +12.02
                                                  ------         ------
                                            Total $1.345   Total $5.911

                                       Cumulative total return as of 10/31/96: +177.28%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Performance
Summary--
Class B Shares
                           Net Asset Value    Capital Gains
Period Covered          Beginning    Ending    Distributed    Dividends Paid*  % Change**
2/3/89--12/31/89        $10.00       $10.75       $0.199         $0.392         +13.58
1990                     10.75         9.88        0.237          0.741         + 0.84
1991                      9.88        11.03        0.196          1.300         +27.47
1992                     11.03        11.47        0.038          0.731         +11.06
1993                     11.47        13.11        0.194          0.409         +19.69
1994                     13.11        12.12        0.140          0.479         - 2.89
1995                     12.12        13.73        0.341          0.735         +22.39
1/1/96--10/31/96         13.73        14.95           --          0.294         +11.11
                                                  ------         ------
                                            Total $1.345   Total $5.081

                                       Cumulative total return as of 10/31/96: +156.29%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class C Shares
                           Net Asset Value    Capital Gains
Period Covered          Beginning    Ending    Distributed    Dividends Paid*  % Change**
10/21/94--12/31/94      $12.91       $12.07       $0.140         $0.368         - 2.58%
1995                     12.07        13.63        0.341          0.771         +22.38
1/1/96--10/31/96         13.63        14.83           --          0.308         +11.15
                                                  ------         ------
                                            Total $0.481   Total $1.447

                                        Cumulative total return as of 10/31/96: +32.53%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class D Shares
                           Net Asset Value    Capital Gains
Period Covered          Beginning    Ending    Distributed    Dividends Paid*   % Change**
10/21/94--12/31/94      $13.07       $12.24       $0.140         $0.383         - 2.35%
1995                     12.24        13.87        0.341          0.845         +23.29
1/1/96--10/31/96         13.87        15.15           --          0.349         +11.85
                                                  ------         ------
                                            Total $0.481   Total $1.577

                                        Cumulative total return as of 10/31/96: +34.66%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.




Portfolio
Abbreviations

To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

CAD      Canadian Dollar
CHF      Swiss Franc
DEM      German Deutschemark
DKR      Danish Krone
ECU      European Currency Unit
ESP      Spanish Peseta
FRF      French Franc
GBP      Great Britain Pound
ITL      Italian Lira
JPY      Japanese Yen
NLG      Netherlands Guilder
NOK      Norwegian Krone
NZD      New Zealand Dollar
SKR      Swedish Kroner
USD      United States Dollar



SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
Argentina     Oil--Related          600,000     Yacimientos Petroliferos Fiscales
                                                S.A. (ADR)++ (USD)                    $    12,973,690  $    13,650,000        0.1%

                                                Total Common Stocks in Argentina           12,973,690       13,650,000        0.1

Australia     Banking             2,645,800     Westpac Banking Corp.                       5,614,396       15,096,935        0.1

              Foods               7,916,000     Goodman Fielder Wattie Ltd.                 8,324,587        9,284,676        0.1

              Insurance           1,614,135     GIO Australia Holdings, Ltd.                2,786,182        4,157,406        0.1

              Multi-Industry      1,500,000     Pacific Dunlop, Ltd.                        4,092,789        3,328,500        0.0

              Tobacco             2,099,800     Rothmans Holdings, Ltd.                     7,893,919       13,479,141        0.1
                                  1,242,300 ++++WD & HO Wills Holdings, Ltd.                1,389,502        2,018,272        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            9,283,421       15,497,413        0.1

                                                Total Common Stocks in Australia           30,101,375       47,364,930        0.4




SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
Brazil        Telecommunications     35,000     Telecomunicacoes Brasileiras S.A.--
                                                Telebras PN (ADR)++ (USD)             $     1,953,385  $     2,607,500        0.0%

                                                Total Common Stocks in Brazil               1,953,385        2,607,500        0.0


Canada        Beverages           1,828,600     Cott Corp. (USD)                           14,957,451       13,028,775        0.1

              Metals--Non-Ferrous   100,000     Inco Ltd. (USD)                             2,132,000        3,175,000        0.1

              Natural Resources     200,000     Canadian Pacific, Ltd. (USD)                2,278,861        5,050,000        0.0
                                    440,000     Horsham Corp. (USD)                         3,550,742        7,590,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                            5,829,603       12,640,000        0.1

              Oil--Related          353,000 ++++International Petroleum Corp. (USD)         1,000,196        1,544,375        0.0

              Paper               3,250,000 ++++Repap Enterprises Inc.                     12,879,320       12,593,750        0.1

              Specialty Retailing   280,000     Semi-Tech Corporation (Class A)             4,108,297        1,023,193        0.0

              Telecommunications    100,000     BCE Telecommunications, Inc. (USD)          3,375,484        4,600,000        0.0
                                  4,200,000 ++++Rogers Communications Inc.                 37,036,561       33,828,026        0.3
                                                                                      ---------------  ---------------      ------
                                                                                           40,412,045       38,428,026        0.3

                                                Total Common Stocks in Canada              81,318,912       82,433,119        0.7

Denmark       Banking                53,500     Unidanmark A/S                              1,870,730        2,466,965        0.0

                                                Total Common Stocks in Denmark              1,870,730        2,466,965        0.0


Finland       Metals                366,700     Outokumpu OY                                5,258,735        6,193,436        0.1

              Paper & Forest      1,500,000 ++++Enso-Gutzeit OY                            12,019,454       11,756,524        0.1
              Products            2,909,250     Metsa-Serla OY 'B'                         23,657,400       20,232,563        0.1
                                  1,112,722 ++++UPM-Kymmene OY (o)                         20,695,413       22,601,321        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           56,372,267       54,590,408        0.4

              Telecommunications    350,000     Nokia Corp. (ADR)++ (USD)                  11,590,063       16,231,250        0.1
              Equipment             186,360     Nokia OY                                    8,998,615        8,615,663        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           20,588,678       24,846,913        0.2

                                                Total Common Stocks in Finland             82,219,680       85,630,757        0.7


France        Automobiles            94,304     Peugeot S.A.                               11,413,010        9,840,642        0.1

              Banking               215,600     Compagnie de Suez S.A.                      8,482,839        9,290,411        0.1
                                    173,900     Compagnie Financiere de Paribas S.A.        9,343,179       11,201,124        0.1
                                    351,386     Societe Generale                           38,014,799       37,905,495        0.3
                                                                                      ---------------  ---------------      ------
                                                                                           55,840,817       58,397,030        0.5

              Electronics           245,690 ++++SGS-Thomson Microelectronics N.V.          11,523,824       13,030,546        0.1

              Engineering &         119,340     Bouygues S.A.                              12,009,424       11,705,497        0.1
              Construction

              Foods/Food             61,600     Groupe Danone S.A.                          9,786,153        8,441,991        0.1
              Processing

              Industrial            113,700     Alcatel Alsthom Cie Generale
                                                d'Electricite S.A.                         10,964,472        9,705,392        0.1
                                    196,400     Elf Aquitaine (Elf) S.A.                   14,173,233       15,718,767        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           25,137,705       25,424,159        0.2

              Insurance             473,125     Assurances Generales de France
                                                S.A. (AGF)                                 12,930,023       13,968,294        0.1

              Metals/Steel        1,038,723     Usinor-Sacilor S.A.                        15,498,579       15,424,868        0.1

              Multi-Industry         33,455     EuraFrance S.A.                             9,052,946       14,638,773        0.1

                                                Total Common Stocks in France             163,192,481      170,871,800        1.4

Germany       Automotive             58,500     Volkswagen AG                              21,917,683       23,052,425        0.2

              Banking                55,680     Bayerische Vereinsbank AG                   1,339,965        2,095,682        0.0
                                    113,150     Deutsche Bank AG                            5,287,453        5,245,087        0.0
                                    223,500     Deutsche Bank AG (Warrants) (a)             1,916,447        1,211,222        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            8,543,865        8,551,991        0.0

              Capital Goods         369,636 ++++Kloeckner-Werke AG                         17,229,762       12,898,540        0.1

              Chemicals             291,530     Bayer AG                                   10,121,411       11,024,616        0.1
                                    101,451     Henkel KGaA                                 4,390,556        4,512,360        0.0
                                    203,950     Hoechst AG                                  6,797,383        7,676,262        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           21,309,350       23,213,238        0.2

              Engineering &          30,480     Philipp Holzmann AG                        11,661,385        7,554,028        0.1
              Construction

              Retail                 27,715     Karstadt AG                                10,815,610       10,116,314        0.1

                                                Total Common Stocks in Germany             91,477,655       85,386,536        0.7


Hong Kong     Agriculture        36,108,000     C.P. Pokphand Co. Ltd. (Ordinary)          12,675,471       12,025,881        0.1

              Banking               290,123     HSBC Holdings PLC                           1,815,621        5,910,156        0.0

              Multi-Industry        889,500     Hutchison Whampoa Ltd.                      4,867,725        6,212,637        0.1

              Real Estate           817,000     Cheung Kong Holdings Ltd.                   5,904,073        6,551,639        0.1

              Transportation--      215,000 ++++Guangshen Railway Company Ltd. (ADR)++
              Railway                           (USD)                                       4,085,000        4,004,375        0.0

                                                Total Common Stocks in Hong Kong           29,347,890       34,704,688        0.3


Indonesia     Paper & Pulp        2,669,600 ++++Asia Pacific Resources International
                                                Holdings Ltd. (ADR)++ (USD)+++++++         18,325,968       14,682,800        0.1
                                  1,715,000 ++++Asia Pulp & Paper Company Ltd. (ADR)++
                                                (USD)+++++++                               19,722,500       16,935,625        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           38,048,468       31,618,425        0.3

                                                Total Common Stocks in Indonesia           38,048,468       31,618,425        0.3

Italy         Banking             1,813,400     Istituto Mobiliare Italiano S.p.A.
                                                (Ordinary)                                 13,339,979       14,361,018        0.1

              Building &            931,597 ++++Filippo Fochi S.p.A.                        2,918,176           68,830        0.0
              Construction

              Insurance          10,785,989     Istituto Nazionale della Assicurazioni
                                                (INA) S.p.A.                               15,495,280       14,906,423        0.1
                                     97,000 ++++Mediolanum S.p.A.                             747,016          962,065        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           16,242,296       15,868,488        0.1

              Multi-Industry      9,117,595 ++++Compagnie Industriali Riunite
                                                S.p.A. (CIR)                                7,816,550        4,312,498        0.0
                                 27,176,500 ++++MontEdison S.p.A.                          22,271,980       17,784,213        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           30,088,530       22,096,711        0.2

              Oil--Related        3,968,900     Ente Nazionale Idrocarburi S.p.A.          17,038,269       19,021,082        0.2

              Telecommunications  3,000,000     Societa Finanziaria Telefonica S.p.A.
                                                (STET)                                      4,365,656       10,370,077        0.1
                                  8,666,863     Societa Finanziaria Telefonica S.p.A.
                                                (STET) RISP                                16,268,796       23,097,913        0.2
                                  3,958,000     Telecom Italia Mobile S.p.A.                1,395,818        8,185,454        0.1
                                  3,958,000     Telecom Italia S.p.A.                       7,779,466        8,825,147        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           29,809,736       50,478,591        0.5

                                                Total Common Stocks in Italy              109,436,986      121,894,720        1.1



SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
Japan         Automobiles &       2,092,000     Suzuki Motor Corp.                    $    19,599,205  $    21,333,802        0.2%
              Equipment

              Beverages           1,017,000     Chukyo Coca-Cola Bottling Co., Ltd.        12,207,036        9,834,725        0.1
                                    565,000     Hokkaido Coca-Cola Bottling Co., Ltd.       7,764,597        7,152,527        0.1
                                    690,000     Kinki Coca-Cola Bottling Co., Ltd.         10,868,372        9,038,242        0.1
                                  1,041,000     Mikuni Coca-Cola Bottling Co., Ltd.        14,998,840       13,727,473        0.1
                                    904,000     Sanyo Coca-Cola Bottling Co., Ltd.         13,028,710       12,397,714        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           58,867,555       52,150,681        0.5

              Capital Goods       3,868,000     Mitsubishi Heavy Industries, Ltd.          23,624,404       29,753,846        0.3

              Chemicals             215,000     Shin-Etsu Chemical Co., Ltd.                4,188,896        3,685,714        0.0

              Electrical            453,000     Chudenko Corp.                             14,271,558       13,898,637        0.1
              Construction          777,000     Kinden Corporation                         13,982,160       10,860,923        0.1
                                     34,000     Taihei Dengyo Kaisha Ltd.                     637,020          427,429        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           28,890,738       25,186,989        0.2

              Electrical Equipment   77,000     Advantest Corporation                       3,441,308        2,910,769        0.0
                                    593,000     Murata Manufacturing Co., Ltd.             19,275,913       19,080,264        0.2
                                     75,000     Tokyo Electron Limited                      2,928,405        1,931,868        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           25,645,626       23,922,901        0.2

              Financial Services    360,000     Nomura Securities Co., Ltd.                 7,080,991        5,949,890        0.1

              Industrial             28,000     Miura Kogyo Co., Ltd.                         466,635          428,308        0.0
                                     13,200     Nitto Kohki Co., Ltd.                         489,424          434,004        0.0
                                                                                      ---------------  ---------------      ------
                                                                                              956,059          862,312        0.0

              Insurance           2,497,000     Dai-Tokyo Fire & Marine Insurance
                                                Co., Ltd.                                  16,307,882       15,607,622        0.1
                                    665,000     Fuji Fire & Marine Insurance
                                                Co., Ltd.                                   3,727,641        3,022,462        0.0
                                  2,384,000     Koa Fire & Marine Insurance
                                                Co., Ltd.                                  13,551,678       13,979,147        0.1
                                    620,000     Mitsui Marine & Fire Insurance
                                                Co., Ltd.                                   5,004,638        4,033,407        0.0
                                  1,804,000     Nichido Fire & Marine Insurance
                                                Co., Ltd.                                  11,275,948       11,260,132        0.1
                                  1,351,000     Nippon Fire & Marine Insurance
                                                Co., Ltd.                                   6,970,280        7,126,154        0.1
                                  2,408,000     Sumitomo Marine & Fire Insurance
                                                Co., Ltd.                                  18,939,904       17,274,092        0.1
                                  2,368,000     Tokio Marine & Fire Insurance
                                                Co., Ltd.                                  25,707,953       26,021,978        0.2
                                  1,130,000     Yasuda Fire & Marine Insurance
                                                Co., Ltd.                                   8,101,705        7,182,330        0.1
                                                                                      ---------------  ---------------      ------
                                                                                          109,587,629      105,507,324        0.8

              Office Equipment    1,612,000     Canon, Inc.                                23,455,745       30,893,714        0.3

              Packaging &           912,000     Toyo Seikan Kaisha, Ltd.                   23,384,016       28,863,297        0.2
              Containers

              Pharmaceuticals     1,061,000     Sankyo Pharmaceuticals Co., Ltd.           23,391,365       26,303,473        0.2
                                    384,000     Taisho Pharmaceuticals Co.                  7,984,458        7,629,363        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           31,375,823       33,932,836        0.3

              Restaurants           356,000     Mos Food Services, Inc.                     8,797,607        7,448,615        0.1
                                    310,000     Ohsho Food Service Corp.                    6,834,314        5,423,297        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           15,631,921       12,871,912        0.1

              Retail Stores         460,000     Ito Yokado Co., Ltd.                       21,319,319       22,969,670        0.2
                                    100,000     Sangetsu Co., Ltd.                          3,160,832        2,136,264        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           24,480,151       25,105,934        0.2

              Steel                 266,000     Maruichi Steel Tube Ltd.                    5,107,698        4,396,308        0.0

                                                Total Common Stocks in Japan              401,876,457      404,417,460        3.4


Mexico        Conglomerates         433,800     Grupo Carso, S.A. de C.V.
                                                (ADR)++ (USD)                               3,832,850        3,904,200        0.0

              Finance                 6,054     Grupo Financiero Inbursa, S.A. de C.V.
                                                (ADR)++ (USD)                                 121,464           96,869        0.0

              Foods                 700,000     Grupo Industrial Maseca (ADR)++ (USD)       7,969,925       12,775,000        0.2

              Telecommunications    433,800 ++++Global Telecommunications Solutions,
                                                Inc. (ADR)++ (USD)                          2,060,550        1,952,100        0.0

                                                Total Common Stocks in Mexico              13,984,789       18,728,169        0.2


Netherlands   Airlines              156,260     KLM Royal Dutch Airlines N.V.               4,486,455        3,721,573        0.0

              Chemicals             117,720     Akzo N.V.                                  14,550,083       14,837,314        0.1
                                    288,070     European Vinyls Corp.
                                                International N.V.                         11,384,340        7,964,678        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           25,934,423       22,801,992        0.2

              Computer Software     111,200     Getronics N.V.                              1,347,831        2,733,620        0.0

              Electronics           475,125     Philips Electronics N.V.                   17,151,017       16,749,676        0.2
              Distribution

              Forest Products       385,900     Koninklijke KNP N.V.                        9,018,462        8,508,318        0.1

              Insurance             202,000     Aegon N.V.                                  4,358,871       10,276,838        0.1
                                    480,937     Fortis Amev N.V. (j)                        7,946,583       14,374,524        0.1
                                  1,766,537     Internationale Nederlanden Groep N.V.      27,430,540       55,090,377        0.5
                                                                                      ---------------  ---------------      ------
                                                                                           39,735,994       79,741,739        0.7

              Miscellaneous--        10,000     Nijverdal Ten Cate N.V.                       501,699          488,121        0.0
              Manufacturing

              Telecommunications    100,000     Royal PTT Nederland N.V.                    3,450,311        3,619,643        0.0

                                                Total Common Stocks in the Netherlands    101,626,192      138,364,682        1.2


Norway        Banking             4,785,400     Christiania Bank Og Kreditkasse            10,697,335       13,133,096        0.1
                                  2,434,000     Den Norske Bank ASA                         7,189,721        8,092,212        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           17,887,056       21,225,308        0.2

              Multi-Industry        201,900     Orkla A.S. (Class A)                       10,201,072       12,918,358        0.1

                                                Total Common Stocks in Norway              28,088,128       34,143,666        0.3


Portugal      Banking               152,400     Espirito Santo Financial Holdings S.A.
                                                (ADR)++ (USD)                               1,851,275        1,847,850        0.0

                                                Total Common Stocks in Portugal             1,851,275        1,847,850        0.0


Spain         Banking               326,000     Argentaria S.A.                            12,974,203       12,786,319        0.1
                                    166,022     Banco Central Hispanoamericano S.A.         3,302,502        3,880,966        0.0
                                    527,481     Banco de Santander S.A. (Ordinary)         19,029,577       27,102,295        0.2
                                     83,000     Bank Intercontinental S.A.                  4,607,612        9,955,052        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           39,913,894       53,724,632        0.4

              Energy & Petroleum    212,500     Repsol S.A. (ADR)++ (USD)                   6,126,375        6,932,813        0.1

              Engineering &          54,450     Fomento de Construciones y
              Construction                      Contratas S.A.                              4,508,276        4,425,024        0.0

              Insurance              30,000     Mapfre S.A.                                 1,130,028        1,482,586        0.0
                                      3,388     Mapfre S.A. (New Shares)                      142,730          167,433        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            1,272,758        1,650,019        0.0

              Manufacturing         173,000 ++++Grupo Fosforera Espanola S.A.               1,501,871          488,547        0.0

              Multi-Industry         45,750     Corporacion Financiera Alba S.A.            1,611,658        3,875,902        0.0

              Real Estate           236,708     Immobiliaria Metropolitana Vasco
                                                Central S.A.                                5,888,465        8,262,869        0.1

              Toll Roads            154,000     Autopista Concesionaria Espanola S.A.
                                                (ACESA)                                     1,363,246        1,769,768        0.0

              Utilities--Electric   177,525     Empresa Nacional de Electricidad S.A.
                                                (Endesa)                                    8,449,066       10,875,983        0.1
                                    591,800     Iberdrola I S.A.                            3,310,030        6,290,312        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           11,759,096       17,166,295        0.2

                                                Total Common Stocks in Spain               73,945,639       98,295,869        0.8



SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
Sweden        Appliances            232,464     Electrolux AB 'B' Free                $    11,264,721  $    12,956,952        0.1%

              Automotive &           43,916     Scania AB (Warrants) (a)                       60,444           41,465        0.0
              Equipment

              Banking               624,309     Sparbanken Sverige AB (Class A)             7,147,870        9,887,784        0.1
                                    400,245     Stadshypotek AB                             5,908,034       10,514,317        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           13,055,904       20,402,101        0.2

              Financial Services     43,916     Investor AB (B Shares)                      1,083,977        1,772,290        0.0

              Industrial            200,000     SKF AB 'A'                                  3,713,376        4,370,669        0.0

              Insurance             447,335     Skandia Forsakring AB Free                 10,636,443       12,568,843        0.1

              Metals/Steel          550,800     Avesta Sheffield AB                         5,089,653        5,536,100        0.1

              Multi-Industry        349,005     Svedala Industri AB Free                    4,583,190        5,474,380        0.0

              Paper & Forest        609,900     Mo och Domsjo AB (Class B)                 16,502,175       16,811,376        0.2
              Products
                                  1,110,275     Stora Kopparbergs Bergslags AB             13,078,920       14,541,026        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           29,581,095       31,352,402        0.3

              Pharmaceutical--      349,700     Astra AB 'A' Free                          15,134,947       16,083,058        0.2
              Prescription

              Real Estate            83,000     Tornet Fastighets AB                          550,422        1,055,433        0.0

                                                Total Common Stocks in Sweden              94,754,172      111,613,693        1.0


Switzerland   Chemicals              20,047     Ciba-Geigy AG (Registered)                 11,156,861       24,784,166        0.2

              Conglomerates         301,993     Oerlikon-Buehrle Holding Ltd.              32,057,825       29,913,949        0.3

              Electronic Components  69,850     Societe Suisse pour la Microelectronique
                                                et l'Horlogerie AG (Registered)             9,809,595        9,844,668        0.1

              Financial Services    205,911     CS Holdings AG (Registered)                21,126,362       20,641,785        0.2

              Pharmaceuticals         2,630     Sandoz AG (Registered)                      2,847,980        3,051,000        0.0

              Photographic Services  12,273     Fotolabo S.A.                               5,097,333        4,814,088        0.0

                                                Total Common Stocks in Switzerland         82,095,956       93,049,656        0.8


United        Beverages           1,451,980     Cadbury Schweppes PLC                      11,384,259       12,068,750        0.1
Kingdom
              Chemicals           1,470,000     Inspec Group PLC                            4,431,923        5,188,691        0.0

              Computers             405,654     Misys PLC                                   5,011,176        5,988,019        0.1

              Conglomerates          50,000     Hanson PLC (ADR)++ (USD)                      580,001          318,750        0.0
                                  9,636,600     Hanson PLC (Ordinary)                      15,568,156       12,696,664        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           16,148,157       13,015,414        0.1

              Consumer--Goods     1,117,550     Unilever Capital Corp. PLC                 21,408,324       23,467,886        0.2

              Environmental         940,000 ++++Waste Management International PLC
                                                (ADR)++ (USD)                               9,206,375        8,577,500        0.1

              Food & Beverage     2,568,645     Grand Metropolitan PLC                     16,811,528       19,365,762        0.2
                                     35,000     Grand Metropolitan PLC (ADR)++ (USD)        1,031,100        1,071,875        0.0
                                    631,110     Matthew Clark PLC                           6,157,510        3,141,283        0.0
                                  2,604,000     Tesco PLC                                  11,166,028       14,083,591        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           35,166,166       37,662,511        0.3

              Insurance           1,200,000     Prudential Corp. PLC                        7,670,325        9,056,909        0.1

              Pharmaceuticals       912,400     Glaxo Wellcome PLC                         11,999,915       14,277,137        0.1

              Retail/Food         7,217,320     Asda Group PLC                             13,279,197       13,794,139        0.1

              Steel               1,500,000     British Steel PLC                           4,081,599        4,166,129        0.0

              Telecommunications  1,750,000     Cable & Wireless International PLC         11,412,098       13,919,630        0.1

              Tobacco               963,660 ++++Imperial Tobacco Group PLC                  6,391,138        5,635,124        0.0
                                     12,500 ++++Imperial Tobacco Group PLC (ADR)++
                                                (USD)                                         238,391          143,750        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            6,629,529        5,778,874        0.0

              Utilities--Water    1,703,000     Southwest Water PLC                        13,068,875       16,094,280        0.1

                                                Total Common Stocks in the
                                                United Kingdom                            170,897,918      183,055,869        1.4


United States Apparel               860,000 ++++Fruit of the Loom, Inc.                    23,555,786       31,282,500        0.3
                                    100,000     Liz Claiborne, Inc.                         2,016,276        4,225,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           25,572,062       35,507,500        0.3

              Automobiles           165,308     Ford Motor Company                          4,906,268        5,165,875        0.0
                                    350,000     General Motors Corp.                       13,282,191       18,856,250        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           18,188,459       24,022,125        0.2

              Automotive            588,800 ++++Collins & Aikman Group Inc.                 4,337,565        3,532,800        0.0

              Banking               300,000     Bank of New York Company, Inc. (The)        3,992,662        9,937,500        0.1
                                    319,000     Bankers Trust Co.                           7,620,125        8,174,375        0.1
                                    129,500     Banknorth Group, Inc.                       1,865,422        4,467,750        0.0
                                    400,000     Barnett Banks Inc.                          8,134,897       15,250,000        0.0
                                    400,000     Charter One Financial, Inc.                 8,614,401       17,350,000        0.1
                                    500,000     Chase Manhattan Corporation
                                                (New) (c) (e)                              18,301,364       42,875,000        0.4
                                    707,100     CoreStates Financial Corp.                 22,202,461       34,382,738        0.3
                                    450,000     First Chicago NBD Corporation              13,768,555       22,950,000        0.2
                                  1,250,000     First Commerce Corp.                       31,823,468       44,375,000        0.4
                                    375,000     First of America Bank                      13,449,625       20,390,625        0.2
                                  1,306,102     KeyCorp                                    38,550,870       60,897,006        0.5
                                    807,900     Mellon Bank Corp.                          30,483,478       52,614,488        0.4
                                    500,000     Onbancorp, Inc.                            13,615,887       18,187,500        0.2
                                    441,600     Oriental Bank and Trust+++++++              5,050,248        8,280,000        0.1
                                  1,100,000     Republic New York Corp.                    49,526,909       83,875,000        0.7
                                    500,000     Roosevelt Financial Group, Inc.             8,121,946        8,625,000        0.1
                                    450,000     Southern National Corp.                     8,670,728       15,581,250        0.1
                                                                                      ---------------  ---------------      ------
                                                                                          283,793,046      468,213,232        3.9

              Broadcast--Media      450,000 ++++CAI Wireless Systems Inc.                   1,964,997        1,575,000        0.0

              Business Data       1,136,400 ++++Information Resources, Inc.                13,553,605       14,205,000        0.1
              Systems

              Chemicals              50,000     du Pont (E.I.) de Nemours & Co.             3,466,125        4,637,500        0.0
                                    141,237 ++++Millennium Chemicals Inc.                   5,430,534        2,860,038        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            8,896,659        7,497,538        0.0

              Computer Software     100,000 ++++Progress Software Corporation               1,560,000        1,537,500        0.0

              Computer Software     240,000     Electronic Data Systems Corp.               9,927,011       10,800,000        0.1
              Services

              Computers             200,000 ++++Bay Networks Inc.                           3,962,000        4,050,000        0.0
                                    150,000     Boole & Babbage, Inc.                       1,329,492        4,500,000        0.1
                                  2,400,000 ++++Borland International Corp.+++++++         33,535,053       12,150,000        0.1
                                  1,200,000 ++++Stratus Computer, Inc.+++++++              23,632,111       26,850,000        0.2
                                  1,100,000 ++++Unisys Corp.                               12,291,367        6,875,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           74,750,023       54,425,000        0.5

               Construction &       153,800     Centex Corp.                                3,880,118        4,633,225        0.1
               Housing              500,000 ++++K. Hovnanian Enterprises, Inc.
                                               (Class A)                                    4,920,209        3,000,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            8,800,327        7,633,225        0.1

              Construction          700,000     TJ International, Inc.                     12,547,379       13,300,000        0.1
              Products

              Consumer--            400,000 ++++Department 56, Inc.                         8,951,325        8,800,000        0.1
              Miscellaneous

SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
United States Electronics            88,600     Harris Corp.                          $     5,200,236  $     5,548,575        0.1%
(continued)                         711,200 ++++MEMC Electronic Materials, Inc.            14,904,748       13,779,500        0.1
                                  1,200,000 ++++Silicon Valley Group, Inc.                 21,598,334       19,950,000        0.2
                                    250,000 ++++Tencor Instruments                          4,838,940        4,718,750        0.0
                                    150,000     Texas Instruments, Inc.                     6,217,287        7,218,750        0.1
                                    200,000 ++++VLSI Technology, Inc.                       2,203,726        3,425,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           54,963,271       54,640,575        0.5

              Energy & Petroleum    163,900     Ashland Coal, Inc.                          4,132,919        3,872,137        0.0
                                     49,500     Cabot Oil & Gas Corp. (Class A)               529,030          767,250        0.0
                                    175,000     Chevron Corp.                               9,028,140       11,506,250        0.1
                                    130,000     Helmerich & Payne, Inc. (c)                 2,773,423        7,036,250        0.1
                                     46,400     Mitchell Energy Development Corp.
                                                (Class A)                                     675,717          916,400        0.0
                                    174,350     Mitchell Energy Development Corp.
                                                (Class B)                                   2,755,451        3,617,763        0.0
                                    125,000     Mobil Oil Corp.                             9,757,153       14,593,750        0.1
                                     50,000     Murphy Oil Corp.                            1,899,720        2,468,750        0.0
                                    106,100 ++++Nuevo Energy Co.                            2,048,791        5,291,738        0.1
                                  1,500,000     Occidental Petroleum Corp.                 28,058,743       36,750,000        0.3
                                     61,200     Pennzoil Co.                                3,775,844        3,121,200        0.0
                                    235,828 ++++Plains Resources, Inc.                      1,381,815        3,301,592        0.0
                                  1,094,247 ++++Santa Fe Energy Resources, Inc.            10,119,883       15,593,020        0.1
                                    211,514 ++++Transamerica Refining Corp.
                                                (Warrants) (a)                                531,220          423,028        0.0
                                  1,750,000 ++++TransTexas Gas Corp.                       20,397,690       23,187,500        0.2
                                    600,000     USX-Marathon Group                         10,542,976       13,125,000        0.1
                                    138,800     Unocal Corp.                                3,272,336        5,083,550        0.1
                                                                                      ---------------  ---------------      ------
                                                                                          111,680,851      150,655,178        1.2

              Financial Services    350,000     Student Loan Marketing Association         14,540,800       28,962,500        0.2

              Food & Tobacco        184,900     Philip Morris Companies, Inc.               9,231,602       17,126,363        0.1
                                    212,462     RJR Nabisco, Inc.                           5,842,716        6,134,840        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           15,074,318       23,261,203        0.2

              Gaming              1,235,000 ++++Scientific Games Holdings Corp.            27,568,304       27,941,875        0.2

              Healthcare Services   360,000 ++++Advocat, Inc.+++++++                        3,422,500        2,430,000        0.0
                                     90,000     Allegiance Corporation                        760,858        1,687,500        0.0
                                    450,000     Baxter International, Inc.                  9,088,023       18,731,250        0.2
                                  1,644,200 ++++Beverly Enterprises, Inc.                  17,698,104       20,346,975        0.2
                                  1,589,100 ++++Community Psychiatric Centers              13,254,793       14,103,262        0.1
                                    700,000 ++++Humana, Inc.                               13,206,455       12,775,000        0.1
                                    435,600     United Healthcare Corporation              14,094,605       16,498,350        0.1
                                    196,500     US Surgical Corp.                           3,287,430        8,228,438        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           74,812,768       94,800,775        0.8

              Home Appliances       230,000     Singer Co.                                  6,382,382        4,398,750        0.0

              Hotel/Leisure         114,000 ++++ITT Corp.                                   4,221,738        4,788,000        0.0

              Industrial            200,000 ++++American Standard, Inc.                     6,011,000        7,525,000        0.1
                                     15,000 ++++Bar Technologies Ltd. (Warrants) (a)          838,256          825,000        0.0
                                    915,000     BW/IP Holdings, Inc.                       15,816,387       12,352,500        0.1
                                    179,802     Cooper Industries, Inc.                     6,534,892        7,237,031        0.1
                                     75,000     Crane Co.                                   2,691,213        3,487,500        0.0
                                    150,000     Millipore Corporation                       5,280,930        5,250,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           37,172,678       36,677,031        0.3

              Insurance             800,000     ACE, Ltd.                                  20,685,921       43,800,000        0.4
                                    340,000     Aetna Inc. (l)                             18,752,639       22,737,500        0.2
                                    150,000     Alexander & Alexander Services, Inc.        2,461,336        2,287,500        0.0
                                    510,000     American General Corp.                     13,187,448       18,997,500        0.1
                                    571,000     Horace Mann Educators, Inc.                13,654,588       19,556,750        0.2
                                    114,000     ITT Hartford Group Inc.                     4,188,594        7,182,000        0.0
                                    640,200     Lincoln National Corp.                     23,466,317       31,049,700        0.3
                                    350,000     PartnerRe Holdings, Ltd.                    6,790,237       10,018,750        0.1
                                  1,289,500 ++++Risk Capital Holdings Inc.                 23,395,906       23,049,813        0.2
                                                                                      ---------------  ---------------      ------
                                                                                          126,582,986      178,679,513        1.5

              Machinery--            50,000     York International Corp. (New)              2,252,358        2,418,750        0.0
              Diversified

              Machinery/            166,800     AGCO Corp.                                  3,363,402        4,232,550        0.0
              Agricultural

              Manufacturing         200,000     ITT Industries Inc.                         4,175,065        4,650,000        0.0

              Metals                305,000     Aluminum Co. of America                    13,814,815       17,880,625        0.1
                                  1,350,000     Lukens Inc.+++++++                         25,689,657       18,562,500        0.2
                                    220,700 ++++National Steel Corp.                        1,968,085        1,903,538        0.0
                                    200,000     Nucor Corporation                           8,824,828        9,475,000        0.1
                                    132,800     Reynolds Metals Co.                         5,801,771        7,470,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           56,099,156       55,291,663        0.5

              Multi-Industry        180,000     Loews Corp.                                 7,934,294       14,872,500        0.1

              Multimedia &          512,800 ++++U S West Media Group                        7,933,766        8,012,500        0.1
              Telecommunications

              Natural Resources     210,519     Freeport-McMoRan Copper & Gold Inc.
                                                (Class B)                                   3,665,657        6,394,515        0.1

              Oil Services          100,000 ++++Diamond Offshore Drilling Inc.              5,150,000        6,087,500        0.1
                                    260,000     Halliburton Company                         7,813,589       14,722,500        0.1
                                  3,000,000 ++++Noble Drilling Corp.                       20,058,552       55,875,000        0.5
                                    100,000     Tidewater Inc.                              3,404,066        4,375,000        0.0
                                    150,000 ++++Western Atlas, Inc.                         9,013,408       10,406,250        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           45,439,615       91,466,250        0.8

              Pharmaceuticals/       21,600 ++++Alteon, Inc.                                  169,431          170,100        0.0
              Biotechnology         150,000     American Home Products Corporation          6,263,569        9,187,500        0.1
                                    350,000     Bristol-Myers Squibb Co.                   18,929,586       37,012,500        0.3
                                    450,000     Merck & Co., Inc.                          17,543,253       33,356,250        0.3
                                    500,000     SmithKline Beecham Corp. PLC (ADR)++       11,603,072       31,312,500        0.3
                                                                                      ---------------  ---------------      ------
                                                                                           54,508,911      111,038,850        1.0

              Photography           160,000     Eastman Kodak Co.                           8,746,145       12,760,000        0.1

              Pollution Control     646,900     WMX Technologies, Inc.                     16,148,443       22,237,188        0.2

              Publishing            175,000     Gannett Co., Inc.                           8,375,486       13,278,125        0.1
                                    301,500     New York Times Co. (Class A)                7,158,778       10,891,688        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           15,534,264       24,169,813        0.2

              Real Estate           830,000     Ambassador Apartments Inc.                 13,262,250       16,807,500        0.1
              Investment Trusts     300,000     CarrAmerica Realty Corp. (p)                5,880,781        7,537,500        0.1
                                    475,000     First Union Real Estate Investments         3,570,053        3,562,500        0.0
                                    661,300     Mid-America Realty Investments+++++++       6,616,640        6,199,688        0.1
                                    100,000     Mid-Atlantic Realty Trust Co.                 917,500        1,012,500        0.0
                                  1,251,325     Prime Retail, Inc.+++++++                  13,982,561       14,546,653        0.1
                                    400,000     Taubman Centers, Inc.                       3,807,537        4,500,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           48,037,322       54,166,341        0.5




SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Common Stocks                          Cost         (Note 1a)   Net Assets
United States Restaurants           500,000 ++++Buffets, Inc.                         $     5,071,633  $     5,500,000        0.0%
(concluded)                       1,000,000     Darden Restaurants Inc.                     7,811,638        8,375,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           12,883,271       13,875,000        0.1

              Retail Stores         608,500     Baker (J.), Inc.                           10,187,765        3,194,625        0.0
                                    443,200 ++++Burlington Coat Factory Warehouse           4,846,377        5,429,200        0.1
                                    516,900 ++++Buttrey Food & Drug Stores Co.+++++++       4,084,486        4,135,200        0.0
                                     60,000     Dayton-Hudson Corp.                         1,306,978        2,077,500        0.0
                                  1,110,000 ++++Filene's Basement Corp.+++++++             10,092,619        4,578,750        0.1
                                    700,000     The Limited, Inc.                          12,951,591       12,862,500        0.1
                                  1,373,500 ++++Payless Cashways, Inc.                     17,027,625        2,575,313        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           60,497,441       34,853,088        0.3

              Savings Banks         257,500     Bankers Corp.                               1,552,137        4,956,875        0.0
                                  1,400,000 ++++Dime Bancorp, Inc.                          9,542,668       20,825,000        0.2
                                    206,220     Downey Savings & Loan Association           2,896,670        5,361,720        0.0
                                  1,822,700 ++++Glendale Federal Savings Bank              18,883,707       33,492,112        0.3
                                    770,194 ++++Glendale Federal Savings Bank
                                                (Warrants) (a)                                     --        6,450,375        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           32,875,182       71,086,082        0.6

              Specialty Retailing   400,000     Sotheby's Holdings, Inc. (Class A)          4,879,559        6,800,000        0.0
                                  1,030,000     Toys 'R' Us, Inc.                          25,002,909       34,891,250        0.3
                                                                                      ---------------  ---------------      ------
                                                                                           29,882,468       41,691,250        0.3

              Telecommunications     27,750 ++++American Telecasting Inc.
                                                (Warrants) (a)                                     --          388,500        0.0
                                    185,700     Comsat Corp.                                4,308,767        4,363,950        0.0
                                    800,000 ++++DSC Communications Corp.                   12,249,518       11,100,000        0.1
                                    104,500     GTE Corp.                                   3,514,166        4,402,063        0.1
                                    884,700 ++++Geotek Communications, Inc.                 9,078,786        6,414,075        0.1
                                  3,000,000 ++++Geotek Communications, Inc.
                                                (Warrants) (a)+++                          14,200,634        7,875,000        0.1
                                    923,200 ++++PLD Telekom Inc.                            6,224,563        6,116,200        0.0
                                    180,000     SBC Communications Inc.                     8,015,735        8,752,500        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           57,592,169       49,412,288        0.5

              Textiles            2,825,200 ++++Burlington Industries, Inc.                37,451,653       32,136,650        0.3

              Utilities--         1,250,000     Allegheny Power System, Inc.               27,315,551       37,343,750        0.3
              Electric & Gas        125,000     CMS Energy Corp.                            2,290,025        3,953,125        0.0
                                  2,101,000     Centerior Energy Corp.                     28,664,979       20,484,750        0.2
                                    100,000     Consolidated Edison Company, Inc.           2,923,495        2,925,000        0.0
                                  4,512,285 ++++El Paso Electric Company                   23,689,496       23,689,496        0.2
                                  1,780,000     Entergy Corp.                              47,516,856       49,840,000        0.4
                                    475,000     FPL Group, Inc.                            14,363,265       21,850,000        0.2
                                     47,570     Great Bay Power Corp.                       2,549,753          416,237        0.0
                                  1,500,000     Niagara Mohawk Power Corp.                 23,789,306       12,750,000        0.1
                                    844,600     Texas Utilities Co.                        26,942,999       34,206,300        0.3
                                  1,148,800     Unicom Corporation                         27,549,620       29,868,800        0.3
                                                                                      ---------------  ---------------      ------
                                                                                          227,595,345      237,327,458        2.0

              Utilities--Gas        115,650     Atmos Energy Corp.                          1,445,257        2,746,687        0.0

                                                Total Common Stocks in the
                                                United States                           1,679,903,738    2,150,693,743       18.0


                                                Total Investments in Common Stocks      3,290,965,516    3,912,840,097       32.8


                                                     Equity Closed-End Funds


Austria       Financial Services    320,000 ++++Austria Fund (USD)                          2,642,432        2,800,000        0.0

                                                Total Equity Closed-End Funds in Austria    2,642,432        2,800,000        0.0


Indonesia     Financial Services     25,600 ++++Jakarta Growth Fund (USD)                     158,080          198,400        0.0

                                                Total Equity Closed-End Funds in Indonesia    158,080          198,400        0.0


Ireland       Financial Services    150,000 ++++Irish Investment Fund, Inc. (USD)           1,086,041        2,100,000        0.0

                                                Total Equity Closed-End Funds in Ireland    1,086,041        2,100,000        0.0


Italy         Financial Services    150,000     Italy Fund (USD)                            1,198,520        1,237,500        0.0

                                                Total Equity Closed-End Funds in Italy      1,198,520        1,237,500        0.0


Portugal      Financial Services     39,500 ++++Capital Portugal Fund                       2,052,116        4,105,449        0.1
                                     40,000     Portugal Fund (USD)                           360,368          515,000        0.0

                                                Total Equity Closed-End Funds in Portugal   2,412,484        4,620,449        0.1


Spain         Financial Services    300,100 ++++Growth Fund of Spain, Inc. (USD)            2,630,827        3,638,712        0.0

                                                Total Equity Closed-End Funds in Spain      2,630,827        3,638,712        0.0


United States Financial Services    166,666 ++++European Warrant Fund (USD)                 1,363,723        1,770,826        0.0

                                                Total Equity Closed-End Funds in the
                                                United States                               1,363,723        1,770,826        0.0


                                                Total Investments in Equity
                                                Closed-End Funds                           11,492,107       16,365,887        0.1


                                                         Preferred Stocks

Australia     Publishing            600,000     The News Corporation Ltd. (ADR)++ (USD)    10,451,056       10,650,000        0.1

                                                Total Preferred Stocks in Australia        10,451,056       10,650,000        0.1


Germany       Chemicals             913,059     Henkel KGaA                                37,778,082       41,003,476        0.3

              Multi-Industry        450,000     RWE AG                                      8,725,424       15,286,498        0.1

                                                Total Preferred Stocks in Germany          46,503,506       56,289,974        0.4


New Zealand   Financial Services  3,085,700     Brierly Investments, Ltd. (9% Convertible)  1,988,414        2,594,623        0.0

                                                Total Preferred Stocks in New Zealand       1,988,414        2,594,623        0.0


Norway        Financial Services    175,000     A/S Eksportfinans (8.70% Convertible)
                                                (USD)                                       4,377,500        4,768,750        0.0

                                                Total Preferred Stocks in Norway            4,377,500        4,768,750        0.0


Portugal      Banking               450,000     BCP International Bank, (8% Convertible)
                                                (USD)                                      22,407,400       22,781,250        0.2

                                                Total Preferred Stocks in Portugal         22,407,400       22,781,250        0.2


Spain         Banking               225,000     Santander Overseas Bank (8% Convertible,
                                                Series D) (USD)                             5,463,250        5,681,250        0.1

                                                Total Preferred Stocks in Spain             5,463,250        5,681,250        0.1


United        Retail Stores         545,000 ++++Signet Group (Convertible) (ADR)++
Kingdom                                         (USD)                                       2,194,907        7,698,125        0.1

                                                Total Preferred Stocks in the
                                                United Kingdom                              2,194,907        7,698,125        0.1

SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                                     Shares                                                                  Value     Percent of
COUNTRY       Industries               Held            Preferred Stocks                       Cost         (Note 1a)   Net Assets
United States Banking               100,000     Boatmen's Bancshares, Inc.
                                                (Convertible)                         $     2,500,000  $     5,212,500        0.0%
                                     55,000     California Federal Bank (10.625%)           5,500,000        5,940,000        0.1
                                    229,000     HSBC Americas Inc. (Series A)               9,384,078       10,190,500        0.1
                                    100,000     Onbancorp, Inc. (6.75% Convertible,
                                                Series B)                                   2,668,750        2,875,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           20,052,828       24,218,000        0.2

              Cable Television    1,000,000     Diva Systems Corp. (Convertible,
                                                Series C)++++                               8,410,000        8,892,500        0.1

              Energy & Petroleum    150,000 ++++Grant Tensor Corp. (9.75% Convertible)      1,853,375        2,681,250        0.0
                                     64,219     Santa Fe Energy Resources, Inc.
                                                (7% Convertible)                              954,075        1,565,338        0.0
                                    460,000     Santa Fe Energy Resources, Inc.
                                                (Convertible, Class A)                      4,082,500        5,750,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                            6,889,950        9,996,588        0.1

              Healthcare          1,080,000     US Surgical Corp. (Convertible)            24,354,000       43,200,000        0.4

              Natural Resources      85,000     Alumax Inc. (Convertible, Series A)         7,240,312       11,368,750        0.1
                                    150,000     Cyprus Amax Minerals Co. (Convertible,
                                                Series A)                                   9,188,313        8,137,500        0.1
                                    348,700     Freeport-McMoRan Copper & Gold, Inc.
                                                (Convertible)                               7,918,834        9,502,075        0.1
                                    219,000     Freeport-McMoRan Inc.
                                                (Convertible--Gold)                         7,703,330        7,199,625        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           32,050,789       36,207,950        0.3

              Oil Services          447,200     Noble Drilling Corp. (Convertible)         10,745,382       20,906,600        0.2

              Paper & Forest        200,000     Boise Cascade Corp. (Convertible,
              Products                          Series G)                                   4,225,000        5,175,000        0.0
                                    288,200     James River Corp. of Virginia
                                                (9% Convertible, Series P)                  4,971,450        8,501,900        0.1
                                                                                      ---------------  ---------------      ------
                                                                                            9,196,450       13,676,900        0.1

              Real Estate           728,000     Catellus Development Corp.
                                                (7.25% Exchangeable, Series B)+++          33,521,250       38,402,000        0.3
                                    319,200     First Union Real Estate Investments
                                                (Convertible)                               7,980,000        8,418,900        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           41,501,250       46,820,900        0.4

              Real Estate           290,000     Criimi Mae Inc. (10.875% Convertible,
              Investment Trusts                 Series B)                                   7,250,000        7,830,000        0.0
                                    350,000     National Health Investors, Inc.
                                                (8.50% Convertible)                         8,750,000       10,850,000        0.1
                                    835,500     Prime Retail, Inc. (10.50%)+++++++         19,316,161       20,156,437        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           35,316,161       38,836,437        0.3

              Savings Banks         619,900     Glendale Federal Savings Bank
                                                (8.75% Convertible, Series E)              15,070,337       29,987,663        0.2

                                                Total Preferred Stocks in the
                                                United States                             203,587,147      272,743,538        2.3


                                                Total Investments in Preferred Stocks     296,973,180      383,207,510        3.2


                         Currency      Face
                       Denomination   Amount           Fixed-Income Securities

Argentina     Banking     USD    15,500,000     Banco de Galicia y Buenos Aires S.A.
                                                de C.V., 9% due 11/01/2003            $    15,020,750  $    14,337,500        0.1%
                                                Banco Rio de la Plata:
                          USD    42,500,000       (Class 3), 8.50% due 7/15/1998           42,868,125       42,712,500        0.4
                          USD    50,000,000       8.75% due 12/15/2003                     41,565,950       46,312,500        0.4
                                                                                      ---------------  ---------------      ------
                                                                                           99,454,825      103,362,500        0.9

              Government                        Republic of Argentina:
              Obligations USD    86,240,000       Floating Rate Bonds, Series L,
                                                  6.625% due 3/31/2005 (d)                 55,202,175       70,824,600        0.6
                          USD   145,000,000       Floating Rate Discount Notes, 6.437%
                                                  due 3/31/2023                           106,073,973      104,400,000        0.8
                          USD    13,000,000       Global Bonds, 8.375% due 12/20/2003       8,237,000       11,537,500        0.1
                          USD   280,000,000       Par 'L' Bonds, 5.25% due 3/31/2023      138,411,142      166,250,000        1.4
                                                                                      ---------------  ---------------      ------
                                                                                          307,924,290      353,012,100        2.9

                                                Total Fixed-Income Securities
                                                in Argentina                              407,379,115      456,374,600        3.8


Australia     Building &  USD    26,410,000     Lend Lease Finance International,
              Construction                      Convertible Bonds, 4.75% due 6/01/2003     28,765,793       37,626,327        0.3

                                                Total Fixed-Income Securities
                                                in Australia                               28,765,793       37,626,327        0.3

Brazil        Government  USD    35,000,000     Brazil Exit Bonds, 6% due 9/15/2013        19,728,704       23,931,250        0.2
              Obligations USD    30,940,000     Republic of Brazil, Floating Rate
                                                Bonds, 6.687% due 1/01/2001 (d)            24,054,712       29,663,725        0.3
                                                                                      ---------------  ---------------      ------
                                                                                           43,783,416       53,594,975        0.5

              Media/      USD    15,000,000     Abril S.A., 12% due 10/25/2003+++          15,030,000       15,562,500        0.1
              Publishing

              Natural     USD    11,500,000     Companhia Vale Do Rio Doce, 10% due
              Resources                         4/02/2004+++                               11,485,878       11,830,625        0.1

                                                Total Fixed-Income Securities in Brazil    70,299,294       80,988,100        0.7


Canada        Cable/      CAD     7,545,000     Rogers Cablesystem Inc., 9.65% due
              Telecommuni-                      1/15/2014                                   4,397,424        5,007,868        0.1
              cations

              Chemicals   USD    18,800,000     Acetex Corporation, 9.75% due
                                                10/01/2003                                 18,514,300       17,766,000        0.2

              Hotel/      USD    21,000,000     Four Seasons Hotel, Inc., 9.125% due
              Leisure                           7/01/2000+++                               20,917,750       21,131,250        0.2

              Paper &     CAD     2,000,000     MacMillan Bloedel Limited, Convertible
              Forest                            Bonds, 5% due 5/01/2007                     1,024,416        1,237,974        0.0
              Products

              Real Estate CAD    16,501,370     First Place Tower, Inc., 10.28% due
                                                12/15/2015 (s)                             26,246,648       24,058,601        0.2
                          CAD    14,369,400     First Place Tower Mortgage, Inc.,
                                                9.22% due 12/15/2015                       11,258,329       12,055,765        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           37,504,977       36,114,366        0.3

              Natural     USD    27,750,000     Sifto Canada, Inc., 8.50% due
              Resources                         7/15/2000                                  27,625,187       27,437,812        0.2
                          CAD    27,500,000     Viridian, Inc., 11% due 3/31/2004 (r)      19,868,804       23,789,992        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           47,493,991       51,227,804        0.4

              Telecom-    CAD     5,000,000     Rogers Communications Inc.,
              munications                       Convertible Bonds, 7.50% due
                                                9/01/1999                                   3,394,000        3,616,974        0.0

                                                Total Fixed-Income Securities
                                                in Canada                                 133,246,858      136,102,236        1.2

France        Automobiles FRF         5,500     Peugeot S.A., Convertible Bonds, 2%
                                                due 1/01/2001                                 992,341        1,168,527        0.0

              Banking     ECU     2,000,000     Credit Local de France, 0% due
                                                10/16/2001 (b)                              1,851,954        1,925,788        0.0
                          FRF        58,000     Societe Generale, Convertible Bonds,
                                                3.50% due 1/01/2000                         7,499,838        8,976,272        0.1
                                                                                      ---------------  ---------------      ------
                                                                                            9,351,792       10,902,060        0.1

              Government  ECU   123,500,000     Government of France OAT, 8.25% due
              Obligations                       4/25/2022                                 141,242,404      175,925,760        1.5

              Industrial  FRF        30,000     Alcatel Alsthom, Convertible Bonds,
                                                2.50% due 1/01/2004                         3,926,887        5,103,959        0.0

              Insurance   FRF        35,500     Finaxa, Convertible Bonds, 3% due
                                                1/01/2001                                   9,060,172       11,565,057        0.1

              Multi-      FRF         8,713     Compagnie Generale des Eaux,
              Industry                          Convertible Bonds, 6% due 1/01/1998         4,859,722        5,748,622        0.1

                                                Total Fixed-Income Securities
                                                in France                                 169,433,318      210,413,985        1.8




SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                           Currency     Face                                                                Value      Percent of
COUNTRY       Industries Denomination Amount         Fixed-Income Securities               Cost            (Note 1a)   Net Assets

Germany       Banking     DEM     2,310,000     Commerzbank AG, Floating Rate
                                                Convertible Bonds, 0% due
                                                6/15/2001 (b)                         $     1,556,456  $     2,245,727        0.0%
                          USD     5,000,000     Landes Kredit Bank, 7.875% due
                                                4/15/2004                                   4,972,067        5,350,450        0.1
                                                                                      ---------------  ---------------      ------
                                                                                            6,528,523        7,596,177        0.1

              Building    USD    41,100,000     Tarkett AG, 9% due 3/01/2002               39,413,750       42,024,750        0.3
              Materials

              Financial   USD     5,875,000     Veba International Finance
              Services                          (with Warrants), 6% due
                                                4/06/2000 (a)                               2,965,841        5,816,250        0.0

              Government                        Bundesrepublik Deutscheland:
              Obligations DEM    31,000,000       5.75% due 8/20/1998                      22,444,131       21,236,854        0.2
                          DEM   130,500,000       7.375% due 1/03/2005                     99,256,229       94,233,230        0.8
                          DEM   258,000,000       6.25% due 1/04/2024                     152,113,077      158,217,038        1.3
                          DEM   265,000,000     Deutsche Bundespost, 7.75% due
                                                10/01/2004                                197,119,542      194,104,487        1.6
                                                                                      ---------------  ---------------      ------
                                                                                          470,932,979      467,791,609        3.9

              Government  DEM    64,000,000     Baden-Wuerttemberg, 6.20% due
              Obligations                       11/22/2013                                 37,148,769       43,282,797        0.4
              --Regional  DEM    55,000,000     Freie Hansestadt Hamburg, 6.08% due
                                                11/29/2018                                 31,730,765       36,469,169        0.3
                          DEM   170,500,000     Land Hessen, 6% due 11/29/2013             98,586,862      113,054,425        0.9
                          DEM   110,000,000     Mecklenberg-Vorpommern, 6.15% due
                                                6/16/2023                                  61,012,437       70,902,782        0.6
                          DEM   134,950,000     Nordrhein-Westfalen, 6.125% due
                                                12/21/2018                                 77,420,913       89,482,080        0.7
                                                Rheinland-Pfalz:
                          DEM    33,000,000       5.75% due 2/24/2014                      18,324,663       21,488,930        0.2
                          DEM    64,000,000       6.08% due 11/29/2018                     36,935,547       42,436,851        0.4
                          DEM    47,000,000     Sachsen-Anhalt, 6% due 1/10/2014           26,915,615       30,512,260        0.3
                                                                                      ---------------  ---------------      ------
                                                                                          388,075,571      447,629,294        3.8

              Industrial  USD     1,000,000     Siemens Corp. (with Warrants), 8% due
                                                6/24/2002 (a)                               1,318,750        1,328,000        0.0

                                                Total Fixed-Income Securities
                                                in Germany                                909,235,414      972,186,080        8.1


Hong Kong     Industrial  USD    11,300,000     Johnson Electric Holdings Ltd.,
                                                Convertible Bonds, 4.50% due
                                                11/05/2000                                 10,093,904       10,452,500        0.1

              Retail      USD    12,000,000     Dairy Farm International Holdings Ltd.
                                                (Convertible Preferred), 6.50% due
                                                5/10/2049                                   9,525,875        8,130,000        0.0

                                                Total Fixed-Income Securities
                                                in Hong Kong                               19,619,779       18,582,500        0.1

India         Chemicals                         Reliance Industries Limited:
                          USD    15,000,000       8.125% due 9/27/2005                     14,137,500       14,925,000        0.1
                          USD    11,450,000       Convertible Bonds, 3.50% due
                                                  11/03/1999                               11,808,875       12,022,500        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           25,946,375       26,947,500        0.2

                                                Total Fixed-Income Securities
                                                in India                                   25,946,375       26,947,500        0.2


Indonesia     Paper &     USD    19,500,000     APP International Finance, 11.75%
              Forest                            due 10/01/2005                             19,500,000       20,133,750        0.2
              Products                          RAPP International Finance
                                                Company B.V.:
                          USD     3,250,000       11.50% due 12/15/2000                     3,220,165        3,355,625        0.0
                          USD    24,750,000       13.25% due 12/15/2005                    24,090,165       26,915,625        0.2

                                                Total Fixed-Income Securities
                                                in Indonesia                               46,810,330       50,405,000        0.4


Italy         Government  USD     5,000,000     Republic of Italy, 8.75%
              Obligations                       due 2/08/2001                               5,373,050        5,482,820        0.0
                          USD    17,735,000     Republic of Italy/INA, Convertible
                                                Bonds, 5% due 6/28/2001                    17,761,250       17,735,000        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           23,134,300       23,217,820        0.2

              Telecom-                          Softe SA-LUX:
              munica-    ITL 11,500,000,000       Convertible Bonds, 4.25%
              tions                               due 7/30/1998                             7,894,814       11,341,447        0.1
                         ITL 16,760,000,000       (Ex-Warrants), 8.75% due 3/24/1997       10,756,360       11,056,138        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           18,651,174       22,397,585        0.2

                                                Total Fixed-Income Securities
                                                in Italy                                   41,785,474       45,615,405        0.4


Japan         Beverages   JPY 1,004,000,000     Sanyo Coca-Cola Bottling Inc.,
                                                #1 Convertible Bonds, 0.90%
                                                due 6/30/2003                               9,358,932        8,870,505        0.1
                          JPY   100,000,000     Shikoku Coca-Cola Bottling Co., Ltd.,
                                                #1 Convertible Bonds, 2.40% due
                                                3/29/2002                                   1,036,246          989,890        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           10,395,178        9,860,395        0.1

              Chemicals   USD     4,700,000     Shin-Etsu Chemical Co., Ltd.,
                                                (with Warrants) 3.375% due
                                                8/08/2000 (a)                               4,676,500        4,688,250        0.0

              Computers   CHF    13,000,000     NEC Corporation, Convertible Bonds,
                                                1% due 3/31/1999 (t)                       11,909,536       11,715,896        0.1

              Electronics JPY   988,000,000     Matsushita Electric Works, Ltd.,
                                                #8 Convertible Bonds, 2.70% due
                                                5/31/2002                                   9,691,544       10,422,857        0.1

              Insurance   JPY    13,000,000     Mitsui Marine & Fire Insurance
                                                Co.,  Ltd., #3 Convertible Bonds,
                                                0.70% due 3/31/2003                           118,211          114,400        0.0
                          JPY   117,000,000     Nichido Fire & Marine Insurance
                                                Co., Ltd., #5 Convertible Bonds,
                                                1% due 3/31/2003                            1,109,381        1,023,429        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            1,227,592        1,137,829        0.0

              Pharma-     JPY   710,000,000     Yamanouchi Pharmaceutical Co.,
              ceuticals                         Ltd., Convertible Bonds, 1.25%
                                                due 3/31/2014 (t)                           7,563,563        7,310,971        0.1

                                                Total Fixed-Income Securities
                                                in Japan                                   45,463,913       45,136,198        0.4


Malaysia      Multi-      USD    15,500,000     Renong BHD, Convertible Bonds,
              Industry                          2.50% due 1/15/2005                        17,544,487       17,708,750        0.1

                                                Total Fixed-Income Securities
                                                in Malaysia                                17,544,487       17,708,750        0.1


Mexico        Government  USD    80,000,000     Banco Nacional (BNCE), 7.25%
              Obligations                       due 2/02/2004                              57,670,000       67,600,000        0.6
                          USD    45,150,000     Petroleos Mexicanos, 8.625% due
                                                12/01/2023+++                              25,007,000       35,273,437        0.3
                          USD    31,434,000     United Mexican States, 8.50%
                                                due 9/15/2002                              26,780,921       29,665,837        0.2

                                                Total Fixed-Income Securities
                                                in Mexico                                 109,457,921      132,539,274        1.1


New Zealand   Utilities-- NZD     1,760,000     Natural Gas Corp. Holdings,
              Gas                               Convertible Bonds, 10.50% due
                                                10/14/1997                                  1,043,960        2,536,977        0.0

                                                Total Fixed-Income Securities in
                                                New Zealand                                 1,043,960        2,536,977        0.0

Philippines   Utilities   USD    16,000,000     CE Casecnan, 11.45% due 11/15/2005         15,895,000       17,340,000        0.2

                                                Total Fixed-Income Securities in the
                                                Philippines                                15,895,000       17,340,000        0.2


Portugal      Banking     ECU    19,300,000     Banco Commercial Portuguese,
                                                Convertible Bonds, 8.75% due 5/21/2002     26,468,747       25,202,596        0.2

                                                Total Fixed-Income Securities
                                                in Portugal                                26,468,747       25,202,596        0.2


Russia        Telecom-    USD    74,500,000     PLD Telekom, Inc., 0/14% due 6/01/2004
              munications                       (b) (n) (u)+++                             56,787,864       59,182,800        0.5
                          USD    18,700,000     PLD Telekom, Inc., Convertible Bonds,
                                                9% due 6/01/2006 (u)+++                    18,756,250       20,920,625        0.2

                                                Total Fixed-Income Securities
                                                in Russia                                  75,544,114       80,103,425        0.7



SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                           Currency     Face                                                                Value      Percent of
COUNTRY       Industries Denomination Amount         Fixed-Income Securities               Cost            (Note 1a)   Net Assets
South Africa  Metals      USD     8,000,000     Samancor Ltd., Convertible Bonds,
                                                7% due 6/30/2004                      $     7,683,500  $     7,960,000        0.1%

                                                Total Fixed-Income Securities in
                                                South Africa                                7,683,500        7,960,000        0.1


South Korea   Electronics USD     5,250,000     Samsung Electronics Co., Convertible
                                                Bonds, 0.25% due 12/31/2006+++              5,250,000        5,656,875        0.0

              Energy      USD    10,540,000     Ssangyong Oil Refining, Convertible
              Related                           Bonds, 3.75% due 12/31/2008                11,126,937       11,146,050        0.1
                          USD     6,795,000     Ssangyong Oil Refining, Convertible
                                                Bonds, 3% due 12/31/2004                    5,003,212        5,011,312        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           16,130,149       16,157,362        0.2

                                                Total Fixed-Income Securities in
                                                South Korea                                21,380,149       21,814,237        0.2

Sweden        Industrial  ECU     7,000,000     SKF--AB Lyons, Convertible Bonds,
                                                0% due 7/26/2002 (b)                        5,984,520        5,613,184        0.1

                                                Total Fixed-Income Securities
                                                in Sweden                                   5,984,520        5,613,184        0.1


Switzerland   Chemicals   USD    24,945,000     Ciba-Geigy Corp., Convertible Bonds,
                                                6.25% due 3/15/2016                        25,632,050       25,132,087        0.2

              Industrial  CHF     1,401,000     Ciba-Geigy AG, Convertible Bonds,
                                                2% due 8/09/1998                            1,178,587        2,803,335        0.0

                                                Total Fixed-Income Securities in
                                                Switzerland                                26,810,637       27,935,422        0.2


United        Cable/Tele- USD    43,250,000     Bell Cablemedia PLC, 0/11.875% due
Kingdom       communi-                          9/15/2005 (b)                              27,463,384       32,329,375        0.3
              cations     USD    23,100,000     Diamond Cable Communications Co.,
                                                0/11.75% due 12/15/2005 (b)                14,454,393       15,159,375        0.1
                          USD    48,000,000     International Cabletel Inc., Series
                                                B, 0/11.50% due 2/01/2006 (b)              29,861,740       29,160,000        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           71,779,517       76,648,750        0.6

              Financial   GBP    11,600,000     TransAtlantic Holdings PLC,
              Services                          Convertible Bonds, 5.50% due
                                                4/30/2009                                  14,179,895       16,321,304        0.1

              Food &      GBP     1,750,000     Allied-Lyons PLC, Convertible Bonds,
              Beverage                          6.75% due 7/07/2008                         2,589,607        2,796,735        0.0

              Government  GBP    20,000,000     United Kingdom Treasury Gilt, 7.75%
              Obligations                       due 9/08/2006                              30,088,910       32,727,192        0.3

              Industrial                        HIH Capital Ltd., Convertible Bonds:
                          USD     4,655,000       (Bearer), 7.50% due 9/25/2006             3,031,038        3,444,700        0.0
                          USD     2,000,000       Convertible Bonds, 7.50% due
                                                  9/25/2006                                 1,665,000        1,460,000        0.0
                                                                                      ---------------  ---------------      ------
                                                                                            4,696,038        4,904,700        0.0

              Multi-      GBP     6,625,000     English China Clays PLC, Convertible
              Industry                          Bonds, 6.50% due 9/30/2003                 10,841,824        9,752,484        0.1

              Real Estate                       Land Securities PLC, Convertible
                                                Bonds:
                          GBP     3,500,000       6.75% due 12/31/2002                      5,301,121        5,835,427        0.1
                          GBP     3,750,000       9.375% due 7/31/2004                      6,587,319        7,045,211        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           11,888,440       12,880,638        0.2
              Retail      GBP    18,300,000     Sainsbury (J.) PLC, Convertible
                                                Bonds, 8.50% due 11/19/2005                33,705,906       34,529,465        0.3

              Telecom-    USD    21,500,000     Comcast UK Cable Partners Ltd.,
              munications                       0/11.20% due 11/15/2007 (b)                12,904,529       13,867,500        0.1
                          USD    39,750,000     TeleWest Communications PLC, 0/11%
                                                due 10/01/2007 (b)                         24,527,513       25,489,687        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           37,432,042       39,357,187        0.3

              Textiles    GBP     2,500,000     Coats Viyella PLC, Convertible Bonds,
                                                Series B, 6.25% due 8/09/2003               3,535,704        3,690,349        0.0

                                                Total Fixed-Income Securities in the
                                                United Kingdom                            220,737,883      233,608,804        1.9


United States Airlines    USD     4,131,821     USAir Pass-Through, 9.33% due
                                                1/01/2006 (d)                               4,028,939        3,811,605        0.0

              Banking     USD    14,250,000     Berkley Federal Bank, 12% due
                                                6/15/2005                                  14,250,000       15,390,000        0.1

              Bio-        USD     7,200,000     Cetus Corporation (Euro), Convertible
              technology                        Bonds, 5.25% due 5/21/2002                  5,220,250        6,948,000        0.1

              Chemicals   USD    10,000,000     Laroche Industries Inc., 13% due
                                                8/15/2004                                  10,325,000       10,775,000        0.1

              Energy      USD    12,374,000     Transamerican Refining Corp., 0% due
                                                2/15/2002 (b)                               9,517,535        9,775,460        0.1
                          USD    18,000,000     TransTexas Gas Corp., 11.50% due
                                                6/15/2002                                  18,000,000       19,125,000        0.2
                                                                                      ---------------  ---------------      ------
                                                                                           27,517,535       28,900,460        0.3

              Financial   USD    10,000,000     Ford Capital BV, 9.375% due 1/01/1998      10,037,900       10,379,200        0.1
              Services--
              Captive

              Healthcare  USD    42,000,000     Omega Healthcare Investors Inc.,
                                                Convertible Bonds, 8.50% due 2/01/2001     42,052,500       43,260,000        0.3

              Home-                             Baldwin Builders & Contractors+++:
              building &  USD    40,000,000       10.25% due 7/18/1997                     40,000,000       38,825,000        0.3
              Construc-   USD     7,500,000       11.25% due 7/18/1997                      7,500,000        7,354,687        0.1
              tion        USD    31,950,000 ++++Baldwin Co., Series B, 10.375% due
                                                8/01/2003                                  30,215,562       12,780,000        0.1
                          USD    37,500,000     Beazer Homes USA, Inc., 9% due
                                                3/01/2004                                  35,597,000       34,687,500        0.3
                          USD    13,750,000     Presley Companies, Senior Notes,
                                                12.50% due 7/01/2001                       13,690,312       13,062,500        0.1
                                                                                      ---------------  ---------------      ------
                                                                                          127,002,874      106,709,687        0.9

              Hospital    USD     1,000,000     Novacare, Inc., Convertible Bonds,
              Management                        5.50% due 1/15/2000                           857,500          892,500        0.0

              Industrial  USD    20,000,000     AM General Corp., 0/12.875% due
                                                5/01/2002 (b)                              19,844,720       19,200,000        0.1
                          USD    29,635,000     Brooks Fiber Properties, 0/10.875%
                                                due 3/01/2006 (b)                          16,727,028       17,336,475        0.1
                          USD    21,750,000     Crown Packaging Enterprises, 0/14%
                                                due 8/01/2006 (b)+++                        8,722,869        8,613,761        0.1
                          USD    20,000,000     Crown Packaging Ltd., 10.75% due
                                                11/01/2000                                 20,000,000       19,000,000        0.2
                          USD    10,000,000     Easco Corp., 10% due 3/15/2001             10,005,000       10,050,000        0.1
                          USD    27,000,000     Envirotest Systems Corp., 9.125% due
                                                3/15/2001                                  24,683,460       24,705,000        0.2
                          USD    28,000,000     Genmar Holdings, Inc., 13.50% due
                                                7/15/2001                                  27,803,975       27,160,000        0.2
                          USD    71,500,000     International Semi-Tech
                                                Microelectronics, Inc., 0/11.50%
                                                due 8/15/2003 (b)                          46,852,840       43,436,250        0.4
                                                                                      ---------------  ---------------      ------
                                                                                          174,639,892      169,501,486        1.4

              Leisure--   USD    20,000,000     Prime Hospitality Corp., 9.25%
              Restaurant &                      due 1/15/2006                              19,012,500       19,900,000        0.2
              Lodging

              Merchandis- USD    12,000,000     Price Club Co., Convertible Bonds,
              ing                               5.50% due 2/28/2012                        11,213,250       12,210,000        0.1

              Metals      USD    15,000,000     Oregon Steel Mills, Inc., 11% due
                                                6/15/2003                                  15,000,000       15,937,500        0.1

              Oil & Related                     PDV America, Inc.:
                          USD    35,000,000       7.25% due 8/01/1998                      34,856,150       34,868,750        0.3
                          USD    10,000,000       7.75% due 8/01/2000                      10,062,500        9,937,500        0.1
                          USD     6,000,000     USX Marathon Oil Corp., Convertible
                                                Bonds, 7% due 6/15/2017                     5,650,000        5,760,000        0.1
                                                                                      ---------------  ---------------      ------
                                                                                           50,568,650       50,566,250        0.5

              Oil Service USD     8,250,000     KCS Energy Inc., 11% due 1/15/2003          8,714,062        8,951,250        0.1

              Real Estate USD    23,435,612     RTC Commercial Mortgage, Class C,
                                                8.25% due 12/25/2020 (d)                   23,076,754       23,084,077        0.2

SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                           Currency     Face                                                                Value      Percent of
COUNTRY       Industries Denomination Amount         Fixed-Income Securities               Cost            (Note 1a)   Net Assets
United States Real Estate USD    24,500,000     Alexander Haagen Properties Inc.,
(concluded)   Investment                        Exchangeable Debentures, 7.25% due
              Trusts                            12/27/2003+++                         $    24,348,750  $    23,979,375        0.2%
                          USD     7,000,000     Centerpoint Properties Corp.,
                                                Convertible Bonds, 8.22% due
                                                1/15/2004                                   7,000,000       10,325,000        0.1
                          USD    10,000,000     First Nationwide Escrow, 10.625% due
                                                10/01/2003+++                              10,000,000       10,550,000        0.1
                          USD    30,000,000     First Union Real Estate, 8.875% due
                                                10/01/2003                                 29,756,100       27,375,000        0.2
                          USD    25,000,000     First Washington Realty, 8.25% due
                                                6/27/1999+++                               25,000,000       25,437,500        0.2
                                                Health & Retirement Properties Trust,
                                                Convertible Bonds:
                          USD    40,000,000       7.250% due 10/01/2001                    40,000,000       40,000,000        0.3
                          USD    15,000,000       7.50% due 10/01/2003                     15,000,000       15,000,000        0.1
                                                LTC Properties, Inc., Convertible
                                                Bonds:
                          USD    10,000,000       8.25% due 1/01/1999                      10,000,000       10,900,000        0.1
                          USD    10,000,000       8.50% due 1/01/2001                      10,000,000       10,500,000        0.1
                          USD    12,500,000       8% due 7/01/2001                         12,500,000       13,375,000        0.1
                                                Malan Realty Investors, Inc.,
                                                Convertible Bonds:
                          USD    27,000,000       8.50% due 7/01/2003                      27,000,000       27,506,250        0.2
                          USD     4,750,000       9.50% due 7/15/2004                       3,859,375        4,298,750        0.0
                                                Meditrust, Convertible Bonds:
                          USD     5,000,000       7% due 3/01/1998                          5,035,000        5,750,000        0.1
                          USD     9,415,000       8.54% due 7/01/2000                       9,602,637       10,074,050        0.1
                          USD    10,000,000       7.50% due 3/01/2001                      10,000,000       10,300,000        0.1
                          USD     5,000,000     Mid-Atlantic Realty Trust,
                                                Convertible Bonds, 7.625% due
                                                9/15/2003                                   4,875,000        4,700,000        0.0
                          USD    22,000,000     National Health Investors,
                                                Convertible Bonds, 7.75% due
                                                1/01/2001                                  22,000,000       23,540,000        0.2
                          USD    23,000,000     Nationwide Health Properties Inc.,
                                                Convertible Bonds, 6.25% due
                                                1/01/1999                                  22,800,000       23,000,000        0.2
                          USD     5,500,000     Sizeler Property Investors, Inc.,
                                                Convertible Bonds, 8% due 7/15/2003         5,505,000        4,771,250        0.0
                                                                                      ---------------  ---------------      ------
                                                                                          294,281,862      301,382,175        2.4

              Resources   USD    12,000,000     Freeport-McMoRan Resources,
                                                8.75% due 2/15/2004                        11,116,875       12,225,000        0.1

              Retail--    USD    29,500,000 ++++Coinstar Inc., 0/13% due 10/01/2006
              Miscellaneous                     (b) (k)+++                                 20,430,013       20,502,500        0.2

              Savings     USD    21,400,000     First Federal Financial Corporation,
              Bank                              11.75% due 10/01/2004                      21,401,250       23,112,000        0.2

              Steel       USD    15,000,000     Bar Technologies Ltd., 13.50% due
                                                4/01/2001                                  13,898,344       15,075,000        0.1

              Telecom-    USD    20,000,000     American Communications Services,
              munications                       Inc., 0/13% due 11/01/2005 (b)             11,699,628       11,200,000        0.1
                          USD    28,500,000     Busse Broadcasting, 11.625% due
                                                10/15/2000                                 27,478,987       28,785,000        0.3
                          USD    38,000,000     CAI Wireless Systems, Inc., 12.25%
                                                due 9/15/2002                              39,322,000       36,670,000        0.3
                          USD    59,500,000     CS Wireless Systems, Inc., 0/11.375%
                                                due 3/01/2006 (b) (q)+++                   34,907,847       27,518,750        0.2
                          USD    15,500,000     Call Net Enterprise, Inc., 0/13.25%
                                                due 12/01/2004 (b)                         10,521,689       12,128,750        0.1
                          USD    76,000,000     CellNet Data Systems, Inc., 0/13% due
                                                6/15/2005 (b) (h)+++                       48,829,774       58,140,000        0.5
                                                Geotek Communications, Inc.:
                          USD    99,000,000       0/15% due 7/15/2005 (b)                  45,958,118       62,865,000        0.5
                          USD    20,000,000       Convertible Bonds, 12% due
                                                  2/15/2001+++                             20,000,000       20,725,000        0.2
                          USD    30,000,000     Millicom International Cellular S.A.,
                                                0/13.5% due 6/01/2006 (b)+++               16,424,034       17,100,000        0.1
                          USD    38,500,000     Nextel Communications, Inc., 0/9.75%
                                                due 8/15/2004 (b)                          28,603,737       24,303,125        0.2
                                                Teleport Communications Group Inc.:
                          USD     3,000,000       9.875% due 7/01/2006                      3,000,000        3,060,000        0.0
                          USD    34,000,000       0/11.125% due 7/01/2007 (b)              20,510,380       21,760,000        0.2
                                                United International Holdings,
                                                Inc. (b):
                          USD    39,250,000       0% due 11/15/1999 (f)                    24,964,747       27,475,000        0.2
                          USD    11,000,000       Series B, 0% due 11/15/1999               7,289,584        7,700,000        0.1
                                                United USN Inc. (b):
                          USD    47,000,000       0/14% due 9/30/2003 (i)+++               29,610,393       29,269,250        0.3
                          USD    35,000,000       Convertible Bonds, 0/9% due
                                                  9/30/2003+++                             27,079,878       26,876,500        0.2
                                                                                      ---------------  ---------------      ------
                                                                                          396,200,796      415,576,375        3.5

              Textiles &  USD    18,250,000     Texfi Industries, Inc., 8.75% due
              Apparel                           8/01/1999                                  17,930,300       16,060,000        0.1

              Transpor-   USD    10,625,000     Eletson Holdings Inc., 9.25% due
              tation                            11/15/2003                                 10,558,437       10,505,469        0.1

              Transpor-   USD    27,000,000     Teekay Shipping Corporation, 8.32%
              tation--                          due 2/01/2008                              26,002,500       26,190,000        0.2
              Shipping

              Trucking    USD    32,000,000     Ameritruck Distribution, 12.25% due
                                                11/15/2005                                 31,563,525       31,760,000        0.3

              US Govern-                        Federal Home Loan Mortgage Corp.,
              ment &                            REMIC (d) (g):
              Agency      USD     4,910,000       1243-HP, 5.625% due 11/25/2015            4,788,017        4,839,394        0.0
              Obligations USD    10,000,000       Series, 6.30% due 5/15/2008               9,210,937        9,379,687        0.1
                                                Federal National Mortgage
                                                Association (d):
                          USD     7,815,443       8% due 10/01/2024                         7,462,527        7,986,367        0.1
                          USD    15,685,499       8% due 12/01/2024                        15,408,552       16,028,541        0.1
                                                US Treasury Notes & Bonds:
                          USD   341,100,000       6% due 5/31/1998                        339,137,636      342,645,183        2.9
                          USD   100,000,000       6.125% due 8/31/1998                     99,632,812      100,672,000        0.8
                          USD    55,000,000       7.875% due 8/15/2001                     53,943,600       59,013,350        0.5
                          USD    25,000,000       6.25% due 2/15/2003                      25,710,937       25,089,750        0.2
                                                US Treasury STRIPS (b) (m):
                          USD    22,000,000       0% due 5/15/2000                         17,525,317       17,856,960        0.2
                          USD     5,000,000       0% due 2/15/2019                          1,190,741        1,085,900        0.0
                                                                                      ---------------  ---------------      ------
                                                                                          574,011,076      584,597,132        4.9

               Utilities--                      CTC Mansfield Funding Corp.,
               Electric   USD     5,483,000     10.25% due 3/30/2003                        5,602,320        5,585,806        0.1
                          USD    15,000,000     Calpine Corp., Inc., 9.25%
                                                due 2/01/2004                              13,857,500       14,643,750        0.1
                          USD     3,000,000     Cleveland Electric Illuminating
                                                Company Inc., First Mortgage, 9.05%
                                                due 8/15/2001                               3,093,750        3,090,000        0.0
                                                Toledo Edison Co.:
                          USD     3,000,000       9.50% due 4/01/2001                       3,221,250        3,150,000        0.1
                          USD     1,500,000       7.85% due 3/31/2003                       1,296,450        1,447,500        0.0
                          USD     2,000,000       7.91% due 4/01/2003                       1,992,500        1,932,500        0.0
                                                                                      ---------------  ---------------      ------
                                                                                           29,063,770       29,849,556        0.3

                                                Total Fixed-Income Securities in the
                                                United States                           1,989,976,354    2,014,052,222       16.9


                                                Total Investments in Fixed-Income
                                                Securities                              4,416,512,935    4,666,792,822       39.1

SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
                        Currency        Face                                                                Value      Percent of
COUNTRY               Denomination    Amount         Short-Term Securities                 Cost            (Note 1a)   Net Assets
Canada        Foreign     USD     1,500,000     Canadian Treasury Bill, 6.06% due
              Government                        11/14/1996                            $     1,105,823  $     1,117,533        0.0%
              Obligations*


United States Commercial                        A I Credit:
              Paper*      USD    20,000,000       5.35% due 11/12/1996                     19,967,306       19,967,306        0.2
                          USD    14,025,000       5.37% due 11/12/1996                     14,001,987       14,001,987        0.1
                          USD    20,000,000     Alcatel Alsthom Cie Generale
                                                d'Electricite S.A., 5.24% due
                                                12/20/1996                                 19,857,356       19,857,356        0.2
                          USD    25,000,000     AlliedSignal, Inc., 5.25% due
                                                11/07/1996                                 24,978,125       24,978,125        0.2
                                                American Express Credit Corp.:
                          USD    50,000,000       5.28% due 11/26/1996                     49,816,667       49,816,667        0.4
                          USD    50,000,000       5.26% due 12/10/1996                     49,715,083       49,715,083        0.4
                          USD    20,000,000     Ameritech Credit Corp., 5.22% due
                                                11/13/1996                                 19,965,200       19,965,200        0.2
                                                Associates Corp. of North America:
                          USD    20,000,000       5.26% due 12/10/1996                     19,886,033       19,886,033        0.2
                          USD    80,000,000       5.25% due 12/20/1996                     79,428,333       79,428,333        0.7
                          USD    50,000,000     BBV Finance (Delaware), Inc.,
                                                5.22% due 11/12/1996                       49,920,250       49,920,250        0.4
                          USD    50,000,000     Barclays U.S. Funding, 5.23% due
                                                11/25/1996                                 49,825,667       49,825,667        0.4
                                                CIT Group Holdings, Inc. (The):
                          USD    30,000,000       5.22% due 12/09/1996                     29,834,700       29,834,700        0.3
                          USD    30,000,000       5.24% due 12/20/1996                     29,786,033       29,786,033        0.2
                                                Caisse des Depots et Consignations:
                          USD    21,555,000       5.37% due 11/07/1996                     21,535,708       21,535,708        0.2
                          USD    20,000,000       5.25% due 12/06/1996                     19,897,917       19,897,917        0.2
                          USD    60,000,000       5.24% due 12/12/1996                     59,641,933       59,641,933        0.5
                                                Cargill Inc.:
                          USD    50,000,000       5.23% due 11/18/1996                     49,876,514       49,876,514        0.4
                          USD    30,000,000       5.35% due 11/18/1996                     29,924,208       29,924,208        0.3
                                                Ciesco, L.P.:
                          USD    25,000,000       5.33% due 11/15/1996                     24,948,181       24,948,181        0.2
                          USD    20,000,000       5.28% due 12/02/1996                     19,909,067       19,909,067        0.2
                          USD    15,000,000       5.23% due 12/13/1996                     14,908,475       14,908,475        0.1
                          USD    30,000,000       5.25% due 12/13/1996                     29,816,250       29,816,250        0.2
                          USD    25,000,000     Coca-Cola Company (The), 5.21% due
                                                12/09/1996                                 24,862,514       24,862,514        0.2
                                                Daimler-Benz AG:
                          USD    35,207,000       5.35% due 11/07/1996                     35,175,607       35,175,607        0.3
                          USD    25,000,000       5.33% due 11/22/1996                     24,922,271       24,922,271        0.2
                                                Delaware Funding Corp.:
                          USD    35,000,000       5.35% due 11/08/1996                     34,963,590       34,963,590        0.3
                          USD    45,000,000       5.26% due 11/15/1996                     44,907,950       44,907,950        0.4
                          USD    19,934,000       5.25% due 11/22/1996                     19,872,952       19,872,952        0.2
                          USD    50,000,000     Deutsche Bank Financial, Inc.,
                                                5.225% due 11/20/1996                      49,862,118       49,862,118        0.4
                                                du Pont (E.I.) de Nemours & Co.:
                          USD    45,000,000       5.26% due 11/06/1996                     44,967,125       44,967,125        0.4
                          USD    57,000,000       5.25% due 11/14/1996                     56,891,938       56,891,938        0.5
                          USD    18,000,000       5.23% due 11/18/1996                     17,955,545       17,955,545        0.1
                          USD    25,000,000       5.23% due 11/21/1996                     24,927,361       24,927,361        0.2
                                                Eiger Capital Corp.:
                          USD    19,074,000       5.40% due 11/08/1996                     19,053,972       19,053,972        0.2
                          USD    32,000,000       5.28% due 11/25/1996                     31,887,360       31,887,360        0.3
                          USD    20,000,000       5.32% due 11/25/1996                     19,929,067       19,929,067        0.2
                          USD   100,000,000     Ford Motor Credit Co., 5.36% due
                                                11/15/1996                                 99,791,556       99,791,556        0.8
                          USD    19,950,000     France Telecom, 5.24% due 11/07/1996       19,932,577       19,932,577        0.2
                          USD    71,886,000     General Motors Acceptance Corp.,
                                                5.56% due 11/01/1996                       71,886,000       71,886,000        0.6
                          USD    50,000,000     Goldman Sachs Group L.P., 5.40% due
                                                11/04/1996                                 49,977,500       49,977,500        0.4
                                                IBM Credit Corp.:
                          USD    50,000,000       5.37% due 11/19/1996                     49,865,750       49,865,750        0.4
                          USD    50,000,000       5.24% due 12/19/1996                     49,650,667       49,650,667        0.4
                                                IBRD Discount Notes:
                          USD    17,940,000       5.21% due 11/21/1996                     17,888,074       17,888,074        0.1
                          USD    72,155,000       5.18% due 12/06/1996                     71,791,619       71,791,619        0.6
                          USD    35,000,000     International Lease Finance Corp.,
                                                5.32% due 11/14/1996                       34,932,761       34,932,761        0.3
                          USD    20,000,000     KFW International Finance Inc.,
                                                5.29% due 11/12/1996                       19,967,672       19,967,672        0.2
                                                Metlife Funding Corp.:
                          USD    20,171,000       5.39% due 11/05/1996                     20,158,920       20,158,920        0.2
                          USD    20,000,000       5.38% due 11/06/1996                     19,985,056       19,985,056        0.2
                          USD    27,905,000       5.37% due 11/18/1996                     27,834,238       27,834,238        0.2
                          USD    20,000,000       5.42% due 11/20/1996                     19,942,789       19,942,789        0.2
                          USD    20,000,000     Monsanto Company, 5.25% due
                                                11/04/1996                                 19,991,250       19,991,250        0.2
                          USD    20,000,000     National Australia Funding (Delaware)
                                                Inc., 5.23% due 12/06/1996                 19,898,306       19,898,306        0.2
                          USD    30,000,000     Pepsico, Inc., 5.22% due 11/06/1996        29,978,250       29,978,250        0.3
                                                Pfizer Inc.:
                          USD    60,000,000       5.26% due 11/04/1996                     59,973,700       59,973,700        0.5
                          USD    21,400,000       5.24% due 11/07/1996                     21,381,311       21,381,311        0.2
                                                Preferred Receivable Funding Corp.:
                          USD    22,400,000       5.26% due 11/08/1996                     22,377,090       22,377,090        0.2
                          USD    26,000,000       5.26% due 11/14/1996                     25,950,614       25,950,614        0.2
                          USD    30,000,000       5.25% due 11/26/1996                     29,890,625       29,890,625        0.2
                          USD    22,675,000       5.26% due 12/03/1996                     22,568,982       22,568,982        0.2
                          USD    30,000,000     Procter & Gamble Co., 5.22% due
                                                12/05/1996                                 29,852,100       29,852,100        0.2
                                                Sandoz Corporation:
                          USD    20,000,000       5.40% due 11/12/1996                     19,967,000       19,967,000        0.2
                          USD    27,000,000       5.23% due 11/26/1996                     26,901,937       26,901,937        0.2
                          USD    13,900,000       5.30% due 11/26/1996                     13,848,840       13,848,840        0.1
                          USD    19,100,000       5.27% due 12/02/1996                     19,013,323       19,013,323        0.1
                          USD    20,000,000       5.23% due 12/17/1996                     19,866,344       19,866,344        0.2
                                                Sheffield Receivables Corp.:
                          USD    46,900,000       5.25% due 11/19/1996                     46,776,888       46,776,888        0.4
                          USD    45,700,000       5.25% due 11/25/1996                     45,540,050       45,540,050        0.4
                                                Siemens Corporation AG:
                          USD    25,000,000       5.23% due 12/12/1996                     24,851,090       24,851,090        0.2
                          USD    50,000,000       5.22% due 12/17/1996                     49,666,500       49,666,500        0.4
                          USD    42,000,000     Societe Generale N.A., 5.26% due
                                                11/27/1996                                 41,840,447       41,840,447        0.3
                          USD    50,000,000     Toys 'R' Us, Inc., 5.26% due
                                                11/05/1996                                 49,970,778       49,970,778        0.4
                          USD    12,800,000     Transamerica Corporation, 5.24% due
                                                11/15/1996                                 12,773,916       12,773,916        0.1
                          USD    50,000,000     UBS Finance Delaware, Inc., 5.22% due
                                                11/19/1996                                 49,869,500       49,869,500        0.4



SCHEDULE OF INVESTMENTS (concluded)                                                                                (in US dollars)
                        Currency        Face                                                                Value      Percent of
COUNTRY               Denomination    Amount         Short-Term Securities                 Cost            (Note 1a)   Net Assets

United States Commercial                        Xerox Corp.:
(concluded)   Paper*      USD    35,000,000       5.39% due 11/08/1996                $    34,963,318  $    34,963,318        0.3%
              (concluded) USD    30,000,000       5.35% due 11/13/1996                     29,946,500       29,946,500        0.2
                          USD    30,000,000       5.30% due 11/26/1996                     29,889,583       29,889,583        0.2
                          USD    26,400,000     Xerox Credit Corp., 5.37% due
                                                11/13/1996                                 26,352,744       26,352,744        0.2
                                                                                      ---------------  ---------------      ------
                                                                                        2,575,126,528    2,575,126,528       21.6

              US Govern-                        Federal Home Loan Bank:
              ment &      USD    14,505,000       5.21% due 11/21/1996                     14,463,016       14,463,016        0.1
              Agency      USD    36,000,000       5.17% due 12/02/1996                     35,839,730       35,839,730        0.3
              Obligations*                      Federal Home Loan Mortgage Corp.:
                          USD    40,000,000       5.19% due 11/19/1996                     39,896,200       39,896,200        0.3
                          USD    25,000,000       5.18% due 12/11/1996                     24,856,111       24,856,111        0.2
                          USD    30,000,000       5.17% due 12/20/1996                     29,788,892       29,788,892        0.3
                                                Federal National Mortgage
                                                Association:
                          USD    38,000,000       5.20% due 11/08/1996                     37,961,578       37,961,578        0.3
                          USD    56,000,000       5.17% due 11/18/1996                     55,863,282       55,863,282        0.5
                          USD    10,200,000       5.18% due 11/27/1996                     10,161,841       10,161,841        0.1
                                                                                      ---------------  ---------------      ------
                                                                                          248,830,650      248,830,650        2.1

                                                Total Short-Term Securities in the
                                                United States                           2,823,957,178    2,823,957,178       23.7


                                                Total Investments in Short-Term
                                                Securities                              2,825,063,001    2,825,074,711       23.7


              Total Investments                                                       $10,841,006,739   11,804,281,027       98.9
              Short Sales (Proceeds--$13,058,078)**                                   ===============      (12,562,286)      (0.1)

              Unrealized Depreciation on Forward Foreign Exchange Contracts***                              (2,424,249)       0.0

              Variation Margin on Futures Contracts****                                                       (685,000)       0.0

              Other Assets Less Liabilities                                                                143,532,394        1.2
                                                                                                       ---------------      ------
              Net Assets                                                                               $11,932,141,886      100.0%
                                                                                                       ===============      ======

           (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
           (b)Represents a zero coupon or step bond. The interest rate shown on a step bond represents the fixed rate of interest that will commence its accrual on a pre-
              determined date until maturity.
           (c)Security held as collateral in connection with open financial futures contracts.
           (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
           (e)Name changed from Chemical Banking Corp.
           (f)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
           (g)Real Estate Mortgage Investment Conduits (REMIC).
           (h)Each $1,000 face amount contains four warrants of CellNet Data Systems, Inc.
           (i)Each $1,000 face amount contains one warrant of United USN, Inc.
           (j)Name changed from Amev N.V.
           (k)Each $1,000 face amount contains one warrant of Coinstar, Inc.
           (l)Name changed from Aetna Life & Casualty Co.
           (m)Separate Trading of Registered Interest and Principal of Securities (STRIPS).
           (n)Each $1,000 face amount contains one warrant of PLD Telekom, Inc.
           (o)Created as a result of the merger of Kymmene Corporation and Repola Ltd.
           (p)Name changed from Carr Realty Corp.
           (q)Each $1,000 face amount contains 1.1 shares of common stock of CS Wireless
              Systems, Inc.
           (r)Name changed from Sherritt, Inc.
           (s)Each $10 face amount contains 40 shares of common stock of First Place Tower.
           (t)Securities held as collateral in connection with covered short sales.
           (u)Name changed from Petersburg Long Distance Inc.
            ++American Depositary Receipts (ADR).
          ++++Non-income producing security.
           +++Restricted securities as to resale. The value of the Fund's investment in restricted securities was approximately $539,620,000, representing 4.5% of net assets.

                                                        Acquisition                       Value
              Issue                                       Date(s)          Cost         (Note 1a)
              Abril S.A., 12% due 10/25/2003            10/18/1995--
                                                        10/19/1995     $15,030,000     $15,562,500
              Alexander Haagen Properties Inc.,
                Exchangeable Debentures, 7.25%           2/13/1995--
                due 12/27/2003                          12/27/1995      24,348,750      23,979,375
              Baldwin Builders & Contractors, 10.25%
                due 7/18/1997                            2/01/1996      40,000,000      38,825,000
              Baldwin Builders & Contractors, 11.25%
                due 7/18/1997                            2/01/1996       7,500,000       7,354,687
              CS Wireless Systems, Inc., 0/11.375% due   2/16/1996--
                3/01/2006                                6/07/1996      34,907,847      27,518,750
              Catellus Development Corp. (7.25%         10/23/1993--
                Exchangeable, Series B)                  8/24/1995      33,521,250      38,402,000
              CellNet Data Systems Inc., 0/13% due      11/16/1995--
                6/15/2005                                3/15/1996      48,829,774      58,140,000
              Coinstar Inc., 0/13% due 10/01/2006       10/22/1996      20,430,013      20,502,500
              Companhia Vale Do Rio Doce, 10% due
                4/02/2004                                 3/5/1996      11,485,878      11,830,625
              Crown Packaging Enterprises, 0/14% due
                8/01/2006                                8/09/1996       8,722,869       8,613,761
              Diva Systems Corp. (Convertible, Series C) 7/17/1996--
                                                         8/22/1996       8,410,000       8,892,500
              First Nationwide Escrow, 10.625% due
                10/01/2003                               9/13/1996      10,000,000      10,550,000
              First Washington Realty, 8.25% due
                6/27/1999                                6/27/1994      25,000,000      25,437,500
              Four Seasons Hotel, Inc., 9.125% due       6/23/1993--
                7/01/2000                                4/21/1994      20,917,750      21,131,250
              Geotek Communications, Inc., Convertible   3/01/1996--
                Bonds, 12% due 2/15/2001                 9/05/1996      20,000,000      20,725,000
              Geotek Communications, Inc. (Warrants)     7/31/1995      14,200,634       7,875,000
              Millicom International Cellular S.A.,      5/24/1996--
                0/1350% due 6/01/2006                    7/16/1996      16,424,034      17,100,000
              PLD Telekom, Inc., 0/14% due 6/01/2004     5/24/1996--
                                                         8/09/1996      56,787,864      59,182,800
              PLD Telekom, Inc., Convertible Bonds,
                9% due 6/01/2006                         5/24/1996--
                                                         8/09/1996      18,756,250      20,920,625
              Petroleos Mexicanos, 8.625%                5/24/1996--
                due 12/01/2023                           8/01/1996      25,007,000      35,273,437
              Samsung Electronics Co., Convertible
                Bonds, 0.25% due 12/31/2006              9/17/1996       5,250,000       5,656,875
              United USN Inc., 0/14% due 9/30/2003       9/30/1996      29,610,393      29,269,250
              United USN Inc., Convertible, 0/9% due
                9/30/2003                                9/30/1996      27,079,878      26,876,500

              Total                                                   $522,220,184    $539,619,935
                                                                      ============    ============


       +++++++Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies"
              in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                           Net Share        Net         Dividend
              Industry         Affiliate                   Activity         Cost         Income

              Healthcare       Advocat, Inc.                  --             --           ++++
                Services
              Paper & Pulp     Asia Pacific Resources
                                 International Holdings
                                 Ltd. (ADR)               $  609,600    $ 2,858,468       ++++
              Paper & Pulp     Asia Pulp & Paper
                                 Company Ltd. (ADR)        1,715,000     19,722,500       ++++
              Computers        Borland International
                                 Corp.                     1,900,000     28,496,506       ++++
              Retail Stores    Buttrey Food & Drug
                                 Stores Co.                   --             --           ++++
              Retail Stores    Filene's Basement Corp.        --             --           ++++
              Metals           Lukens Inc.                 1,350,000     25,689,657      532,100
              Real Estate      Mid-America Realty
                Investment      Investments                   --             --          581,944
                Trusts
              Banking          Oriental Bank and Trust        73,600         --          173,880
              Real Estate      Prime Retail, Inc.          1,251,325     13,982,561      923,608
                Investment     Prime Retail, Inc. (10.50%)    --             --        2,193,188
                Trusts
              Computers        Stratus Computer, Inc.      1,200,000     23,632,111       ++++


             *Commercial Paper and certain US and Foreign Government & Agency Obligations are traded on a discount basis. The interest rates shown are the rates in effect on October 31, 1996.
            **Covered Short Sales entered into as of October 31, 1996 were as follows:

              Common                                                                     Value
              Shares                           Issue                                   (Note 1i)
              519,000                     NEC Corporation                           $ (5,657,670)
              340,000                Yamanouchi Pharmaceuticals
                                             Co., Ltd.                                (6,904,616)

              Total (Proceeds--$13,058,078)                                         $(12,562,286)
                                                                                    ============


           ***Forward Foreign Exchange Contracts as of October 31, 1996 were as follows:

                                                                                     Unrealized
              Foreign                       Expiration                               Appreciation
              Currency Sold                    Date                                 (Depreciation)

              CHF     23,000,000           November 1996                              $   (57,062)
              CHF    102,000,000           December 1996                                  107,678
              DEM    554,000,000           November 1996                                5,222,430
              DEM    453,000,000           December 1996                               (2,757,482)
              DEM    329,000,000            January 1997                               (2,503,475)
              DKR     10,000,000           November 1996                                   13,279
              ECU     73,000,000           November 1996                                  295,220
              ECU     45,000,000           December 1996                                 (477,950)
              ESP  5,000,000,000           November 1996                                  300,500
              ESP  1,100,000,000           December 1996                                 (151,702)
              ESP  3,300,000,000            January 1997                                 (146,866)
              FRF    436,000,000           November 1996                                 (407,065)
              FRF    195,000,000           December 1996                                 (402,340)
              FRF    149,000,000            January 1997                                 (235,244)
              GBP    101,000,000           November 1996                               (7,941,540)
              GBP     51,000,000           December 1996                               (2,951,697)
              JPY 20,500,000,000           November 1996                                7,741,457
              JPY  7,000,000,000           December 1996                                1,537,566
              JPY  7,000,000,000            January 1997                                  194,240
              NLG    112,000,000           November 1996                                  825,195
              NLG     29,000,000           December 1996                                  249,313
              NLG     16,000,000            January 1997                                   25,016
              NOK     25,000,000           November 1996                                  (74,708)
              NOK     85,000,000           December 1996                                 (280,950)
              SKR    230,000,000           December 1996                                 (268,482)
              SKR    235,000,000            January 1997                                 (279,580)

              Total Unrealized Depreciation on Forward Foreign Exchange
              Contracts--Net (USD Commitment--$2,092,365,033)                         $(2,424,249)
                                                                                      ===========


          ****Financial Futures Contracts sold as of October 31, 1996 were as follows:

              Number of                                    Expiration                     Value
              Contracts            Issue                     Date                       (Note 1a)
              200        Standard & Poor's 500 Index      December 1996               $70,965,000

              Total Financial Futures Contracts Sold
              (Total Contract Price--$68,903,125)                                     $70,965,000
                                                                                      ===========


              See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES
                   As of October 31, 1996
Assets:            Investments, at value (identified cost--$10,841,006,739) (Note 1a)                               $11,804,281,027
                   Foreign cash (Note 1c)                                                                                     2,041
                   Receivables:
                     Interest                                                                     $  110,542,497
                     Securities sold                                                                  60,946,101
                     Capital shares sold                                                              24,212,607
                     Short sales (Note 1i)                                                            13,058,078
                     Dividends                                                                         8,215,874
                     Forward foreign exchange contracts (Note 1d)                                      1,656,223
                     Principal paydowns                                                                   50,731        218,682,111
                                                                                                  --------------
                   Prepaid registration fees and other assets (Note 1g)                                                     335,952
                                                                                                                    ---------------
                   Total assets                                                                                      12,023,301,131
                                                                                                                    ---------------

Liabilities:       Common stocks sold short, at market value (proceeds--$13,058,078) (Note 1i)                           12,562,286
                   Unrealized depreciation on foward foreign exchange contracts (Note 1d)                                 2,424,249
                   Payables:
                     Securities purchased                                                             32,779,667
                     Capital shares redeemed                                                          21,222,229
                     Distributor (Note 2)                                                              7,840,597
                     Investment adviser (Note 2)                                                       6,720,415
                     Variation margin (Note 1d)                                                          685,000
                   Forward foreign exchange contracts (Note 1d)                                          432,600         69,680,508
                                                                                                  --------------
                   Accrued expenses and other liabilities                                                                 6,492,202
                                                                                                                    ---------------
                   Total liabilities                                                                                     91,159,245
                                                                                                                    ---------------


Net Assets:        Net assets                                                                                       $11,932,141,886
                                                                                                                    ---------------


Net Assets         Class A Shares of Common Stock, $0.10 par value, 300,000,000
Consist of:        shares authorized                                                                                $    12,139,267
                   Class B Shares of Common Stock, $0.10 par value, 1,500,000,000
                   shares authorized                                                                                     57,933,600
                   Class C Shares of Common Stock, $0.10 par value, 200,000,000
                   shares authorized                                                                                      2,601,840
                   Class D Shares of Common Stock, $0.10 par value, 900,000,000
                   shares authorized                                                                                      6,890,966
                   Paid-in capital in excess of par                                                                  10,184,636,288
                   Undistributed investment income--net                                                                 188,632,757
                   Undistributed realized capital gains on investments and foreign
                   currency transactions--net                                                                           520,067,231
                   Unrealized appreciation on investments and foreign currency
                   transactions--net                                                                                    959,239,937
                                                                                                                    ---------------
                   Net assets                                                                                       $11,932,141,886
                                                                                                                    ===============


Net Asset          Class A--Based on net assets of $1,841,974,296 and 121,392,667
Value:                      shares outstanding                                                                      $         15.17
                                                                                                                    ===============
                   Class B--Based on net assets of $8,660,279,417 and 579,336,002
                            shares outstanding                                                                      $         14.95
                                                                                                                    ===============
                   Class C--Based on net assets of $385,752,514 and 26,018,395
                            shares outstanding                                                                      $         14.83
                                                                                                                    ===============
                   Class D--Based on net assets of $1,044,135,659 and 68,909,658
                            shares outstanding                                                                      $         15.15
                                                                                                                    ===============

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                   For the Year Ended October 31, 1996
Investment         Interest and discount earned (net of $41,161 foreign withholding tax)                            $   535,209,007
Income             Dividends (net of $5,677,814 foreign withholding tax)                                                109,844,707
(Notes 1e & 1f):   Other                                                                                                  2,326,343
                                                                                                                    ---------------
                   Total income                                                                                         647,380,057
                                                                                                                    ---------------


Expenses:          Investment advisory fees (Note 2)                                              $   78,610,213
                   Account maintenance and distribution fees--Class B (Note 2)                        78,009,323
                   Transfer agent fees--Class B (Note 2)                                              11,338,388
                   Account maintenance and distribution fees--Class C (Note 2)                         2,485,555
                   Custodian fees                                                                      2,419,837
                   Transfer agent fees--Class A (Note 2)                                               2,111,250
                   Account maintenance fees--Class D (Note 2)                                          1,852,841
                   Registration fees (Note 1g)                                                         1,207,658
                   Printing and shareholder reports                                                      996,732
                   Transfer agent fees--Class D (Note 2)                                                 933,561
                   Accounting services (Note 2)                                                          600,636
                   Professional fees                                                                     469,748
                   Transfer agent fees--Class C (Note 2)                                                 388,189
                   Directors' fees and expenses                                                           38,593
                   Pricing fees                                                                           10,957
                   Other                                                                                 113,995
                                                                                                  ---------------
                   Total expenses/before reimbursement                                               181,587,476
                   Reimbursement of expenses (Note 2)                                                 (7,667,135)
                   Total expenses/after reimbursement                                             ---------------
                                                                                                                        173,920,341
                                                                                                                    ---------------
                   Investment income--net                                                                               473,459,716
                                                                                                                    ---------------

Realized &         Realized gain from:
Unrealized           Investments--net                                                                 523,862,389
Gain on              Foreign currency transactions--net                                               130,084,847       653,947,236
Investments &                                                                                     ---------------
Foreign Currency   Change in unrealized appreciation/depreciation on:
Transactions--Net    Investments--net                                                                 523,697,433
(Notes 1c, 1d,       Foreign currency transactions--net                                                24,128,607       547,826,040
1f & 3):                                                                                          ---------------   ---------------
                   Net realized and unrealized gain on investments and foreign currency
                   transactions                                                                                       1,201,773,276
                                                                                                                    ---------------
                   Net Increase in Net Assets Resulting from Operations                                             $ 1,675,232,992
                                                                                                                    ===============


                   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    For the Year Ended October 31,
                                                                                                         1996              1995
                   Increase (Decrease) in Net Assets:
Operations:        Investment income--net                                                         $   473,459,716   $   411,287,932
                   Realized gain on investments and foreign currency transactions--net                653,947,236       251,310,846
                   Change in unrealized appreciation/depreciation on investments
                   and foreign currency transactions--net                                             547,826,040       375,406,183
                                                                                                  ---------------   ---------------
                   Net increase in net assets resulting from operations                             1,675,232,992     1,038,004,961
                                                                                                  ---------------   ---------------

Dividends &        Investment income--net:
Distributions        Class A                                                                         (108,106,998)     (40,572,591)
to Shareholders      Class B                                                                         (425,282,978)    (127,353,416)
(Note 1h):           Class C                                                                          (11,381,642)        (874,590)
                     Class D                                                                          (34,542,355)      (3,765,243)
                   Realized gain on investments--net:
                     Class A                                                                          (45,054,853)     (31,500,182)
                     Class B                                                                         (206,613,317)    (150,016,954)
                     Class C                                                                           (3,762,020)        (426,507)
                     Class D                                                                           (8,531,078)      (2,156,668)
                                                                                                  ---------------   ---------------
                   Net decrease in net assets resulting from dividends and
                   distributions to shareholders                                                     (843,275,241)     (356,666,151)
                                                                                                  ---------------   ---------------


Capital Share      Net proceeds from issuance of capital shares                                     2,041,810,853        26,500,607
Transactions       Net proceeds from issuance of capital shares resulting from reorganization         523,182,823                --
(Note 4):                                                                                         ---------------   ---------------
                   Net increase in net assets derived from capital share transactions               2,564,993,676        26,500,607
                                                                                                  ---------------   ---------------

Net Assets:        Total increase in net assets                                                     3,396,951,427       707,839,417
                   Beginning of year                                                                8,535,190,459     7,827,351,042
                                                                                                  ---------------   ---------------
                   End of year*                                                                   $11,932,141,886   $ 8,535,190,459
                                                                                                  ===============   ===============

                  *Undistributed investment income--net (Note 1j)                                 $   188,632,757   $   159,653,484
                                                                                                  ===============   ===============

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                   The following per share data and ratios have been derived                         Class A
                   from information provided in the financial statements.                For the Year Ended October 31,

                   Increase (Decrease) in Net Asset Value:                1996++++     1995         1994         1993       1992
Per Share          Net asset value, beginning of year                 $    14.21   $    13.07   $    13.52  $    11.92    $  12.16
Operating                                                             ----------   ----------   ----------  ----------    --------
Performance:       Investment income--net                                    .78          .79          .60         .39         .36
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net                   1.59         1.04         (.31)       2.14         .89
                                                                      ----------   ----------   ----------  ----------    --------
                   Total from investment operations                         2.37         1.83          .29        2.53        1.25
                                                                      ----------   ----------   ----------  ----------    --------
                   Less dividends and distributions:
                     Investment income--net                                 (.98)        (.39)        (.51)       (.81)       (.89)
                     Realized gain on investments--net                      (.43)        (.30)        (.23)       (.12)       (.60)
                                                                      ----------   ----------   ----------  ----------    --------
                   Total dividends and distributions                       (1.41)        (.69)        (.74)       (.93)      (1.49)
                                                                      ----------   ----------   ----------  ----------    --------
                   Net asset value, end of year                       $    15.17   $    14.21   $    13.07  $    13.52    $  11.92
                                                                      ==========   ==========   ==========  ==========    ========

Total Investment   Based on net asset value per share                     17.81%       14.81%        2.14%      22.61%      11.78%
Return:*                                                              ==========   ==========   ==========  ==========    ========


Ratios to Average  Expenses, net of reimbursement                           .86%         .90%         .89%        .93%       1.07%
Net Assets:                                                           ==========   ==========   ==========  ==========    ========
                   Expenses                                                 .93%         .90%         .89%        .93%       1.07%
                                                                      ==========   ==========   ==========  ==========    ========
                   Investment income--net                                  5.31%        5.98%        4.60%       3.90%      10.82%
                                                                      ==========   ==========   ==========  ==========    ========

Supplemental       Net assets, end of year (in thousands)             $1,841,974   $1,487,805   $1,357,906  $  917,806    $245,839
Data:                                                                 ==========   ==========   ==========  ==========    ========
                   Portfolio turnover                                     51.26%       36.78%       57.04%      50.35%      59.56%
                                                                      ==========   ==========   ==========  ==========    ========
                   Average commission rate paid++++                   $    .0048           --           --          --          --
                                                                      ==========   ==========   ==========  ==========    ========

                   The following per share data and ratios have been derived                         Class B
                   from information provided in the financial statements.                For the Year Ended October 31,

                   Increase (Decrease) in Net Asset Value:                1996++++     1995         1994         1993       1992
Per Share          Net asset value, beginning of year                 $    14.01   $    12.91   $    13.38  $    11.83    $  12.10
Operating                                                             ----------   ----------   ----------  ----------    --------
Performance:       Investment income--net                                    .62          .65          .46         .28         .22
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net                   1.59         1.01         (.31)       2.11         .91
                                                                      ----------   ----------   ----------  ----------    --------
                   Total from investment operations                         2.21         1.66          .15        2.39        1.13
                                                                      ----------   ----------   ----------  ----------    --------
                   Less dividends and distributions:
                     Investment income--net                                 (.84)        (.26)        (.39)       (.72)       (.80)
                     Realized gain on investments--net                      (.43)        (.30)        (.23)       (.12)       (.60)
                                                                      ----------   ----------   ----------  ----------    --------
                   Total dividends and distributions                       (1.27)        (.56)        (.62)       (.84)      (1.40)
                                                                      ----------   ----------   ----------  ----------    --------
                   Net asset value, end of year                       $    14.95   $    14.01   $    12.91  $    13.38    $  11.83
                                                                      ==========   ==========   ==========  ==========    ========

Total Investment   Based on net asset value per share                     16.71%       13.54%        1.13%      21.42%      10.64%
Return:*                                                              ==========   ==========   ==========  ==========    ========

Ratios to Average  Expenses, net of reimbursement                          1.87%        1.93%        1.91%       1.95%       2.09%
Net Assets:                                                           ==========   ==========   ==========  ==========    ========
                   Expenses                                                1.95%        1.93%        1.91%       1.95%       2.09%
                                                                      ==========   ==========   ==========  ==========    ========
                   Investment income--net                                  4.29%        4.96%        3.58%       2.87%      11.95%
                                                                      ==========   ==========   ==========  ==========    ========

Supplemental       Net assets, end of year (in thousands)             $8,660,279   $6,688,499   $6,457,130  $4,299,545    $958,949
Data:                                                                 ==========   ==========   ==========  ==========    ========
                   Portfolio turnover                                     51.26%       36.78%       57.04%      50.35%      59.56%
                                                                      ==========   ==========   ==========  ==========    ========
                   Average commission rate paid+++                    $    .0048           --           --          --          --
                                                                      ==========   ==========   ==========  ==========    ========

                  *Total investment returns exclude the effects of sales loads.
                 ++Based on average shares outstanding during the year.
               ++++For fiscal years beginning on or after September 1, 1995, the
                   Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may affect the rate shown.

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)
                                                                   Class C                            Class D
                                                                                   For the                            For the
                                                                                   Period                             Period
The following per share data and ratios have been derived                          Oct. 21,                           Oct. 21,
from information provided in the financial statements.       For the Year Ended   1994++ to     For the Year Ended   1994++ to
                                                                 October 31,       Oct. 31,       October 31,         Oct. 31,
Increase (Decrease) in Net Asset Value:                      1996++++   1995++++   1994++++    1996++++     1995++++  1994++++
Per Share          Net asset value, beginning of period      $  13.94   $  12.91   $ 12.91     $    14.19   $  13.08   $ 13.07
Operating                                                    --------   --------   -------     ----------   --------   -------
Performance:       Investment income--net                         .61        .64       .01            .77        .77       .01
                   Realized and unrealized gain (loss)
                   on investments and foreign currency
                   transactions--net                             1.58       1.02      (.01)          1.57       1.01        --
                                                             --------   --------   -------     ----------   --------   -------
                   Total from investment operations              2.19       1.66        --           2.34       1.78       .01
                                                             --------   --------   -------     ----------   --------   -------
                   Less dividends and distributions:
                     Investment income--net                      (.87)      (.33)       --           (.95)      (.37)       --
                     Realized gain on investments--net           (.43)      (.30)       --           (.43)      (.30)       --
                                                             --------   --------   -------     ----------   --------   -------
                   Total dividends and distributions            (1.30)      (.63)       --          (1.38)      (.67)       --
                                                             --------   --------   -------     ----------   --------   -------
                   Net asset value, end of period            $  14.83   $  13.94   $ 12.91     $    15.15   $  14.19   $ 13.08
                                                             ========   ========   =======     ==========   ========   =======


Total Investment   Based on net asset value per share          16.68%     13.58%      .00%+++      17.59%     14.43%      .08%+++
Return:**                                                    ========   ========   =======     ==========   ========   =======

Ratios to Average  Expenses, net of reimbursement               1.88%      1.95%     2.44%*         1.10%      1.16%     1.69%*
Net Assets:                                                  ========   ========   =======     ==========   ========   =======
                   Expenses                                     1.95%      1.95%     2.44%*         1.18%      1.16%     1.69%*
                                                             ========   ========   =======     ==========   ========   =======
                   Investment income--net                       4.24%      4.80%     3.71%*         5.04%      5.63%     4.46%*
                                                             ========   ========   =======     ==========   ========   =======


Supplemental       Net assets, end of period (in thousands)  $385,753   $102,361   $ 7,347     $1,044,136   $256,525   $ 4,968
Data:                                                        ========   ========   =======     ==========   ========   =======
                   Portfolio turnover                          51.26%     36.78%    57.04%         51.26%     36.78%    57.04%
                                                             ========   ========   =======     ==========   ========   =======
                   Average commission rate paid++++++        $  .0048         --        --     $    .0048         --        --
                                                             ========   ========   =======     ==========   ========   =======

                  *Annualized.
                 **Total investment returns exclude the effects of sales loads.
                +++Aggregate total investment return.
                 ++Commencement of Operations.
               ++++Based on average shares outstanding during the period.
             ++++++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may affect the rate shown.

                   See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valua-tion. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value.
Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on opera-tions is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also pur-chase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subse-quently marked to market to reflect the current value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.


NOTES TO FINANCIAL STATEMENTS (continued)


* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Income taxes--It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated invest-ment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provi-sion is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security trans-actions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates except that if the ex-dividend date has passed, certain divi-dends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The
Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

(j) Reclassification--Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $134,833,530 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. MLAM has agreed to waive a portion of its fee payable by the Fund so that such fee is reduced for average daily net assets of the Fund in excess of $2.5 billion from the annual rate of 0.75% to 0.70%, further reduced from 0.70% to 0.65% for average daily net assets in excess of $5 billion, further reduced from 0.65% to 0.625% for average daily net assets in excess of $7.5 billion, and further reduced from 0.625% to 0.60% for average daily net assets in excess of $10 billion. For the year ended October 31, 1996, MLAM earned fees of $78,610,213, of which $7,667,135 was voluntarily waived. MLAM has entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee computed at the rate of 0.10% of the average daily net assets of the Fund for providing investment advisory services to MLAM with respect to the Fund. For the year ended October 31, 1996, MLAM paid MLAM U.K. a fee of $9,422,273 pursuant to such agreement.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


              Account Maintenance Fee        Distribution Fee

Class B                0.25%                      0.75%
Class C                0.25%                      0.75%
Class D                0.25%                       --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribu-tion fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended October 31, 1996, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer con-cessions on sales of the Fund's Class A and Class D Shares as follows:


                          MLFD               MLPF&S

Class A                 $76,760            $1,016,346
Class D                 $241,734           $3,413,112


For the year ended October 31, 1996, MLPF&S received contingent deferred sales charges of $8,488,220 and $117,278 relating to trans-actions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $19,080 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $197,361 in commissions on the execution of portfolio security transactions for the Fund for the year ended October 31, 1996.

For the year ended October 31, 1996, the Fund paid Merrill Lynch
Security Pricing Service, an affiliate of MLPF&S, $438 for security price quotations to compute the net asset value of the Fund.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLPF&S, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 1996 were $4,369,726,802 and $4,527,702,804, respectively.

Net realized and unrealized gains (losses) as of October 31, 1996 were as follows:

                                            Realized         Unrealized
                                         Gains (Losses)    Gains (Losses)

Long-term investments                    $537,557,780      $ 963,274,288
Short-term investments                     (8,976,885)                --
Short sales investments                            --            495,792
Financial futures contracts                (4,718,506)        (2,061,875)
Forward foreign exchange contracts        131,153,510         (2,424,249)
Foreign currency transactions              (1,068,663)           (44,019)
                                         ------------      -------------
Total                                    $653,947,236      $ 959,239,937
                                         ============      =============


As of October 31, 1996, net unrealized appreciation for Federal income tax purposes aggregated $944,503,495, of which $1,223,821,344 related to appreciated securities and $279,317,849 related to depre-ciated securities. At October 31, 1996, the aggregate cost of invest-ments for Federal income tax purposes was $10,859,777,532.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $2,564,993,676 and $26,500,607 for the years ended October 31, 1996 and October 31, 1995, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Year                                    Dollar
Ended October 31, 1996                       Shares            Amount

Shares sold                                26,663,921     $  385,379,581
Shares issued to shareholders in
reinvestment of dividends and
distributions                               9,842,522        136,704,200
Shares issued resulting from
reorganization                                732,464         12,726,168
                                          -----------     --------------
Total issued                               37,238,907        534,809,949
Shares redeemed                           (20,574,819)      (298,410,953)
                                          -----------     --------------
Net increase                               16,664,088     $  236,398,996
                                          ===========     ==============


NOTES TO FINANCIAL STATEMENTS (concluded)

Class A Shares for the Year                                    Dollar
Ended October 31, 1995                       Shares            Amount

Shares sold                                24,414,703     $  317,656,099
Shares issued to shareholders in
reinvestment of dividends and
distributions                               5,067,208         63,395,842
                                          -----------     --------------
Total issued                               29,481,911        381,051,941
Shares redeemed                           (28,613,955)      (374,649,790)
                                          -----------     --------------
Net increase                                  867,956     $    6,402,151
                                          ===========     ==============


Class B Shares for the Year                                     Dollar
Ended October 31, 1996                       Shares             Amount

Shares sold                               132,348,586     $1,887,208,023
Shares issued to shareholders in
reinvestment of dividends and
distributions                              40,325,041        553,386,648
Shares issued resulting from
reorganization                              9,028,794         47,981,055
                                          -----------     --------------
Total issued                              181,702,421      2,488,575,726
Shares redeemed                           (75,996,626)    (1,087,870,352)
Automatic conversion of shares             (3,687,016)       (52,616,493)
                                          -----------     --------------
Net increase                              102,018,779     $1,348,088,881
                                          ===========     ==============


Class B Shares for the Year                                    Dollar
Ended October 31, 1995                       Shares            Amount

Shares sold                                72,755,968     $  948,196,109
Shares issued to shareholders in
reinvestment of dividends and
distributions                              19,807,279        244,145,118
                                         ------------     --------------
Total issued                               92,563,247      1,192,341,227
Shares redeemed                          (113,281,364)    (1,461,389,244)
Automatic conversion of shares             (2,225,942)       (29,811,621)
                                         ------------     --------------
Net decrease                              (22,944,059)    $ (298,859,638)
                                         ============     ==============


Class C Shares for the Year                                    Dollar
Ended October 31, 1996                       Shares            Amount

Shares sold                                20,590,847     $  291,762,498
Shares issued to shareholders in
reinvestment of dividends and
distributions                                 987,843         13,590,987
Shares issued resulting from
reorganization                                 91,170          1,203,359
                                          -----------     --------------
Total issued                               21,669,860        306,556,844
Shares redeemed                            (2,995,301)       (42,705,296)
                                          -----------     --------------
Net increase                               18,674,559     $  263,851,548
                                          ===========     ==============

Class C Shares for the Year                                    Dollar
Ended October 31, 1995                       Shares            Amount

Shares sold                                 7,879,395     $  102,536,056
Shares issued to shareholders
in reinvestment of dividends and
distributions                                  91,498          1,150,744
                                          -----------     --------------
Total issued                                7,970,893        103,686,800
Shares redeemed                            (1,196,074)       (15,541,838)
                                          -----------     --------------
Net increase                                6,774,819     $   88,144,962
                                          ==========      ==============


Class D Shares for the Year                                    Dollar
Ended October 31, 1996                       Shares            Amount

Shares sold                                20,921,971     $  291,938,712
Automatic conversion of shares              2,961,136         52,616,493
Shares issued to shareholders in
reinvestment of dividends and
distributions                               2,670,340         37,606,934
Shares issued resulting from
reorganization                             32,998,082        461,272,241
                                          -----------     --------------
Total issued                               59,551,529        843,434,380
Shares redeemed                            (8,715,593)      (126,780,129)
                                          -----------     --------------
Net increase                               50,835,936     $  716,654,251
                                          ===========     ==============


Class D Shares for the Year                                    Dollar
Ended October 31, 1995                       Shares            Amount


Shares sold                                17,949,936     $  233,765,521
Automatic conversion of shares              2,199,761         29,811,621
Shares issued to shareholders in
reinvestment of dividends and
distributions                                 416,394          5,268,928
                                          -----------     --------------
Total issued                               20,566,091        268,846,070
Shares redeemed                            (2,872,272)       (38,032,938)
                                          -----------     --------------
Net increase                               17,693,819     $  230,813,132
                                          ===========     ==============

5. Commitments:
At October 31, 1996, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell various foreign currency with approximate values of $1,620,000 and $19,280,000, respectively.

6. Acquisition of Merrill Lynch Balanced Fund for
Investment and Retirement, Inc.:
On March 4, 1996, Merrill Lynch Global Allocation Fund, Inc.
acquired all the net assets of Merrill Lynch Balanced Fund for Investment and Retirement, Inc. pursuant to a plan of reorganiza-tion. The acquisition was accomplished by a tax-free exchange of 42,850,510 Common Stock shares of Merrill Lynch Global Allocation Fund, Inc. Class A, 732,464; Class B, 9,028,794; Class C, 91,170; and
Class D, 32,998,082; respectively, for 53,060,748 Common Stock shares outstanding of Merrill Lynch Balanced Fund for Investment and Retirement, Inc. Merrill Lynch Balanced Fund for Investment and Retirement, Inc.'s net assets on that date of $609,137,506, including $85,653,336 of unrealized appreciation, were combined with those of Merrill Lynch Global Allocation Fund, Inc. The aggregate net assets of Merrill Lynch Global Allocation Fund, Inc. immediately after the acquisition amounted to $10,403,863,333.


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Merrill Lynch Global Allocation Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Global Alloca-tion Fund, Inc. as of October 31, 1996, the related statements of opera-tions for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted audit-ing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global Allocation Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 10, 1996
</AUDIT-REPORT>



COMMON STOCK PORTFOLIO CHANGES (unaudited)

For the Quarter Ended October 31, 1996

Additions

Akzo N.V.
Allegiance Corporation
Alteon Inc.
Asda Group PLC
Astra AB 'A' Free
Banco Central Hispanoamericano S.A.
Bar Technologies Ltd. (Warrants)
Bay Networks Inc.
CAI Wireless Systems Inc.
Darden Restaurants Inc.
Elf Aquitaine (Elf) S.A.
Grupo Financiero Inbursa, S.A. de C.V. (ADR)
Halliburton Company
Imperial Tobacco Group PLC
Imperial Tobacco Group PLC (ADR)
Inspec Group PLC
MEMC Electronic Materials, Inc.
Millennium Chemicals Inc.
Millipore Corporation
Philips Electronics N.V.
SGS-Thomson Microelectronics N.V.
Scientific Games Holdings Corp.
Silicon Valley Group, Inc.
Tencor Instruments
Volkswagen AG

Deletions

Allstate Corp.
Autopista Concesionaria Espanola S.A. (Rights)
Banco Popular Espanol S.A.
Bank of New York Company, Inc.
  (The) (Warrants)
BankAmerica Corp.
British Gas PLC
British Telecommunications PLC (Ordinary)
California Federal Bank
CasTech Aluminum Group, Inc.
City National Corp.
Comercia Inc.
Enermark Income Fund
Fiat S.p.A.
General Electric Co.
Invercorporacion S.A. (ADR) (USD)
Landmark Graphics Corp.
Magna International Inc. (USD)
Mannesmann AG
Meditrust
National Re Corp.
Norsk Hydro A.S.
Parker Drilling Company
SKF AB 'B' Free
Volvo AB
The Vons Companies, Inc.



PORTFOLIO INFORMATION (unaudited)


Summary of
Fund's Overall
Asset Mix
As of 10/31/96
                                                           Percent of Fund's Portfolio           Reference Portfolio
                                                           10/31/96             7/31/96             Percentages
North & South American Equities                              19.0%*               19.4%*               36.0%

European Equities                                             9.4                 10.1                 11.0

Pacific Basin Equities                                        4.5                  4.9                 13.0

Total Equities                                               32.9                 34.4                 60.0


US Dollar Denominated Fixed-Income Securities                29.9                 34.2                 24.0

  US Issuers                                                 19.2                 21.6                  --

  Non-US Issuers                                             10.7                 12.6                  --

Non-US Dollar Denominated Fixed-Income Securities            12.4                 13.5                 16.0

Total Fixed-Income Securities                                42.3++               47.7++               40.0


Cash & Cash Equivalents                                      24.8                 17.9                  --


 *Includes value of Stock Index Futures.
++Includes Preferred Stock.



Percent Breakdown of Stocks
& Fixed-Income Securities by        Percent of
Country                             Net Assets

United States*                           60.9%
Germany                                   9.2
Argentina                                 3.9
Japan                                     3.8
United Kingdom                            3.4
France                                    3.2
Canada*                                   1.9
Italy                                     1.5
Mexico                                    1.3
Netherlands                               1.2
Sweden                                    1.1
Switzerland                               1.0
Spain                                     0.9
Australia                                 0.8
Finland                                   0.7
Brazil                                    0.7
Indonesia                                 0.7
Russia                                    0.7
Portugal                                  0.5
Hong Kong                                 0.4
Norway                                    0.3

India                                     0.2
South Korea                               0.2
Philippines                               0.2
Malaysia                                  0.1
South Africa                              0.1
New Zealand                               0.0
Austria                                   0.0
Denmark                                   0.0
Ireland                                   0.0
                                         -----
Total                                    98.9%
                                         =====

[FN]
*Includes investments in short-term securities.


Ten Largest Holdings                Percent of
(Equity Investments)                Net Assets

Republic New York Corp.                   0.7%
KeyCorp.                                  0.5
Noble Drilling Corp.                      0.5
Internationale Nederlanden Groep N.V.     0.5
Mellon Bank Corp.                         0.4
Entergy Corp.                             0.4
First Commerce Corp.                      0.4
ACE, Ltd.                                 0.4
US Surgical Corp. (Convertible)           0.4
Chase Manhattan Corporation (New)         0.4



Ten Largest Industries              Percent of
(Equity Investments)                Net Assets

Banking                                   5.4%
Insurance                                 3.5
Utilities--Electric & Gas                 2.0
Telecommunications                        1.4
Energy & Petroleum                        1.3
Pharmaceuticals/Biotechnology             1.0
Healthcare Services                       0.8
Oil Services                              0.8
Paper & Forest Products                   0.7
Beverages                                 0.7

IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill
Lynch Global Allocation Fund, Inc. during its taxable year ended October 31, 1996:
                               Qualifying Domestic    Interest From    Domestic Non-Qualifying        Total           Long-Term
Record Date      Payable Date    Ordinary Income    Federal Obligations    Ordinary Income        Ordinary Income   Capital Gains

Class A Shares:
12/12/95            12/20/95          $.106762              $.001726             $.596667            $.705155           $.341324
7/02/96              7/11/96          $.032236              $.004067             $.326636            $.362939           $   --

Class B Shares:

12/12/95            12/20/95          $.095125              $.001538             $.531632            $.628295           $.341324
7/02/96              7/11/96          $.026094              $.003292             $.264402            $.293788           $   --

Class C Shares:

12/12/95            12/20/95          $.097782              $.001581             $.546480            $.645843           $.341324
7/02/96              7/11/96          $.027342              $.003449             $.277048            $.307839           $   --

Class D Shares:

12/12/95            12/20/95          $.104275              $.001686             $.582767            $.688728           $.341324
7/02/96              7/11/96          $.031022              $.003914             $.314339            $.349275           $   --


The qualifying domestic ordinary income qualifies for the dividends received deduction for corporations.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below is the percentage of total assets of the Fund invested in Federal obligations as of the end of each quarter of the fiscal year:


                                               Percentage of
Quarter Ended                                Federal Obligations*

January 31, 1996                                  0.50%
April 30, 1996                                    0.91%
July 31, 1996                                     2.22%
October 31, 1996                                  0.42%

[FN]
*For purposes of this calculation, Federal obligations include U.S. Treasury
 Notes, U.S. Treasury Bills, and U.S. Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

Please retain this information for your records.